Vanguard® STAR® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (34.3%)
U.S. Government Securities (7.7%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	18,648	17,972
	United States Treasury Note/Bond	3.375%	11/30/2027	33,000	32,639
	United States Treasury Note/Bond	3.500%	1/31/2028	64,016	63,321
	United States Treasury Note/Bond	3.750%	4/15/2028	78,000	77,330
	United States Treasury Note/Bond	1.250%	9/30/2028	20,000	18,747
	United States Treasury Note/Bond	3.500%	10/15/2028	42,000	41,293
	United States Treasury Note/Bond	4.375%	11/30/2030	21,805	21,767
	United States Treasury Note/Bond	3.875%	8/15/2040	14,000	12,379
[1]	United States Treasury Note/Bond	4.750%	2/15/2041	5,760	5,578
	United States Treasury Note/Bond	1.750%	8/15/2041	3,105	1,999
[2]	United States Treasury Note/Bond	2.000%	11/15/2041	17,778	11,829
	United States Treasury Note/Bond	2.375%	2/15/2042	11,852	8,301
	United States Treasury Note/Bond	3.250%	5/15/2042	10,000	7,924
	United States Treasury Note/Bond	2.750%	11/15/2042	45,000	32,843
	United States Treasury Note/Bond	4.000%	11/15/2042	27,000	23,448
	United States Treasury Note/Bond	3.875%	2/15/2043	31,000	26,409
	United States Treasury Note/Bond	3.875%	5/15/2043	43,800	37,221
	United States Treasury Note/Bond	3.750%	11/15/2043	20,000	16,601
	United States Treasury Note/Bond	4.750%	11/15/2043	10,179	9,629
	United States Treasury Note/Bond	4.625%	11/15/2044	30,000	27,770
[2]	United States Treasury Note/Bond	2.500%	2/15/2045	25,338	16,983
	United States Treasury Note/Bond	4.750%	2/15/2045	31,000	29,140
	United States Treasury Note/Bond	2.500%	2/15/2046	4,711	3,101
	United States Treasury Note/Bond	3.000%	5/15/2047	1,040	737
	United States Treasury Note/Bond	2.375%	11/15/2049	16,331	9,888
[3]	United States Treasury Note/Bond	1.250%	5/15/2050	42,300	19,022
	United States Treasury Note/Bond	1.625%	11/15/2050	15,400	7,619
[3]	United States Treasury Note/Bond	2.375%	5/15/2051	32,800	19,472
[4]	United States Treasury Note/Bond	2.000%	8/15/2051	45,000	24,268
[2]	United States Treasury Note/Bond	1.875%	11/15/2051	28,707	14,928
[2]	United States Treasury Note/Bond	2.250%	2/15/2052	34,217	19,536
					659,694
Conventional Mortgage-Backed Securities (18.8%)
[5,6]	Fannie Mae Pool	3.000%	6/1/2043	5,103	4,588
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/2045–1/1/2047	1,249	1,096
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	233	212
[5,6]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	252	240
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/2035–11/1/2045	2,871	2,812
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	979	977
[5]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	7,132	6,214
[5]	Ginnie Mae I Pool	3.000%	11/15/2026–6/15/2030	285	282
[5]	Ginnie Mae I Pool	3.250%	8/15/2042	1,217	1,111
[5]	Ginnie Mae I Pool	3.500%	7/15/2042	10	9
[5]	Ginnie Mae I Pool	3.750%	7/15/2042	164	153
[5]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	2,022	1,905
[5]	Ginnie Mae I Pool	5.000%	6/15/2041	1	1
[5]	Ginnie Mae I Pool	5.500%	1/15/2030–9/15/2045	8	1,127
[5]	Ginnie Mae I Pool	6.000%	3/15/2040	20	21
[5]	Ginnie Mae I Pool	6.500%	5/15/2037	1	1
[5]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	498	507
[5]	Ginnie Mae I Pool	7.500%	10/15/2031	253	259
[5]	Ginnie Mae I Pool	8.000%	8/15/2031	104	106
[5]	Ginnie Mae II Pool	1.500%	4/20/2044–6/20/2047	46	36
[5]	Ginnie Mae II Pool	2.000%	10/20/2043–8/20/2051	61,304	49,187
[5]	Ginnie Mae II Pool	2.500%	6/20/2037–3/20/2052	81,381	68,590
[5]	Ginnie Mae II Pool	3.000%	4/20/2031–12/20/2052	51,371	45,023
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–9/20/2051	41,235	37,391
[5]	Ginnie Mae II Pool	4.000%	6/20/2039–8/20/2052	43,864	40,460
[5]	Ginnie Mae II Pool	4.500%	12/20/2032–10/20/2052	27,636	26,287
[5,7]	Ginnie Mae II Pool	5.000%	3/20/2033–8/15/2056	87,953	86,096
[5,7]	Ginnie Mae II Pool	5.500%	1/20/2034–8/15/2056	67,202	67,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ginnie Mae II Pool	6.000%	4/20/2028–10/20/2055	26,250	26,800
[5]	Ginnie Mae II Pool	6.500%	5/20/2037–8/20/2055	6,594	6,838
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	1,389	1,444
[5,6]	UMBS Pool	1.500%	1/1/2051	36,636	27,363
[5,6]	UMBS Pool	2.000%	4/1/2041–5/1/2052	296,891	235,448
[5,6]	UMBS Pool	2.500%	7/1/2027–7/1/2053	224,188	186,955
[5,6]	UMBS Pool	3.000%	9/1/2026–6/1/2052	110,371	96,109
[5,6]	UMBS Pool	3.500%	5/1/2042–8/1/2052	89,519	80,787
[5,6]	UMBS Pool	4.000%	7/1/2042–6/1/2052	53,481	49,744
[5,6,7]	UMBS Pool	4.500%	12/1/2040–11/1/2054	53,864	51,111
[5,6,7]	UMBS Pool	5.000%	9/1/2035–8/25/2056	131,915	128,721
[5,6,7]	UMBS Pool	5.500%	5/1/2039–8/25/2056	139,890	139,411
[5,6,7]	UMBS Pool	6.000%	11/1/2052–9/25/2056	105,011	107,157
[5,6]	UMBS Pool	6.500%	2/1/2029–8/1/2055	34,223	35,574
					1,615,432
Nonconventional Mortgage-Backed Securities (7.8%)
[5,6]	Fannie Mae Pool	1.646%	8/1/2051	1,066	1,015
[5,6]	Fannie Mae Pool	1.666%	8/1/2051	1,517	1,447
[5,6]	Fannie Mae Pool	1.667%	8/1/2051	1,280	1,220
[5,6]	Fannie Mae Pool	1.772%	8/1/2051	1,695	1,621
[5,6]	Fannie Mae Pool	1.858%	10/1/2051	1,003	956
[5,6]	Fannie Mae Pool	3.836%	4/1/2056	1,503	1,454
[5,6]	Fannie Mae Pool	4.304%	2/1/2056	9,774	9,499
[5,6]	Fannie Mae Pool	4.522%	9/1/2055	7,401	7,259
[5,6]	Fannie Mae Pool	4.553%	10/1/2055	12,399	12,176
[5,6]	Fannie Mae Pool	4.592%	3/1/2056	1,333	1,318
[5,6]	Fannie Mae Pool	4.606%	6/1/2056	4,755	4,702
[5,6]	Fannie Mae Pool	4.615%	8/1/2055	4,293	4,265
[5,6]	Fannie Mae Pool	4.622%	3/1/2056	2,745	2,717
[5,6]	Fannie Mae Pool	4.639%	3/1/2056	8,403	8,323
[5,6]	Fannie Mae Pool	4.664%	4/1/2056	2,277	2,257
[5,6]	Fannie Mae Pool	4.713%	1/1/2056	3,126	3,103
[5,6]	Fannie Mae Pool	4.738%	5/1/2056	15,958	15,751
[5,6]	Fannie Mae Pool	4.848%	12/1/2055	2,389	2,362
[5,6]	Fannie Mae Pool	4.859%	12/1/2055	11,452	11,352
[5,6]	Fannie Mae Pool	4.891%	6/1/2056	2,375	2,348
[5,6]	Fannie Mae Pool	4.908%	4/1/2056	2,092	2,074
[5,6]	Fannie Mae Pool	4.914%	6/1/2056	12,911	12,800
[5,6]	Fannie Mae Pool	4.920%	4/1/2056	2,692	2,667
[5,6]	Fannie Mae Pool	4.939%	11/1/2055	9,239	9,178
[5,6]	Fannie Mae Pool	4.967%	11/1/2055	5,531	5,500
[5,6]	Fannie Mae Pool	4.976%	3/1/2056	6,376	6,336
[5,6]	Fannie Mae Pool	4.996%	8/1/2055	2,007	2,012
[5,6]	Fannie Mae Pool	5.016%	4/1/2056	1,386	1,368
[5,6]	Fannie Mae Pool	5.037%	3/1/2056	4,839	4,837
[5,6]	Fannie Mae Pool	5.044%	4/1/2056	3,328	3,313
[5,6]	Fannie Mae Pool	5.047%	12/1/2055	6,721	6,701
[5,6]	Fannie Mae Pool	5.059%	1/1/2056	2,784	2,774
[5,6]	Fannie Mae Pool	5.084%	5/1/2056	1,705	1,704
[5,6]	Fannie Mae Pool	5.087%	12/1/2055	4,016	4,024
[5,6]	Fannie Mae Pool	5.095%	10/1/2055	5,734	5,747
[5,6]	Fannie Mae Pool	5.113%	6/1/2056	2,517	2,509
[5,6]	Fannie Mae Pool	5.115%	5/1/2056	2,778	2,752
[5,6]	Fannie Mae Pool	5.117%	10/1/2055	2,228	2,224
[5,6]	Fannie Mae Pool	5.133%	9/1/2055	4,767	4,764
[5,6]	Fannie Mae Pool	5.146%	6/1/2056	2,147	2,141
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	1,555	1,554
[5,6]	Fannie Mae Pool	5.284%	8/1/2056	2,000	2,003
[5,6]	Fannie Mae Pool	5.368%	5/1/2055	2,508	2,524
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	55	57
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	302	313
[5,6]	Fannie Mae REMICS	1.000%	8/25/2050	2,062	1,617
[5,6]	Fannie Mae REMICS	1.250%	5/25/2050	896	711
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	10,281	7,989
[5,6]	Fannie Mae REMICS	1.625%	8/25/2050	18,815	14,706
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–11/25/2049	14,734	12,596
[5,6]	Fannie Mae REMICS	3.000%	11/25/2046–10/25/2049	10,530	8,890
[5,6]	Fannie Mae REMICS	3.500%	10/25/2042–9/25/2045	2,678	2,435
[5,6]	Fannie Mae REMICS	5.500%	12/25/2051–3/25/2054	10,014	9,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Fannie Mae REMICS	6.000%	9/25/2053	1,310	1,319
[5,6]	Fannie Mae REMICS	6.500%	11/25/2053	2,390	2,469
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.100%	4.716%	4/25/2056	7,270	7,262
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.400%	5.016%	6/25/2056	36,527	36,703
[5,6,8]	Fannie Mae REMICS, SOFR30A + 1.450%	5.066%	6/25/2056	51,897	52,185
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.263%	10/1/2044	98	101
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.327%	10/1/2044	422	437
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.617%	6.327%	9/1/2044	263	273
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.219%	10/1/2044	354	367
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	9/1/2043–7/1/2044	187	195
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	5.855%	4/1/2044	274	283
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.172%	8/1/2043	298	309
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.591%	1/1/2056	861	843
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	5,572	5,500
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	1,174	1,163
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	2,591	2,576
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	10,987	10,894
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	5.381%	7/1/2056	3,250	3,248
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.609%	5/1/2056	5,789	5,666
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	2,260	2,260
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.129%	12/1/2055	6,650	6,622
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	5,407	5,361
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.159%	5.255%	5/1/2056	3,534	3,522
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.224%	10/1/2055	1,287	1,283
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	5,599	5,557
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	1,540	1,536
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.167%	10/1/2055	2,868	2,867
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.143%	8/1/2055	2,713	2,703
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.556%	10/1/2055	4,023	3,936
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.248%	5.137%	1/1/2056	5,893	5,891
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	3,860	3,864
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.953%	12/1/2055	3,519	3,485
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	1,821	1,813
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.095%	11/1/2055	3,187	3,171
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	1,471	1,465
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	2,544	2,536
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	3,133	3,131
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.290%	9/1/2055	2,876	2,875
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	2,196	2,144
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	1,586	1,550
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	1,755	1,729
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050	1,067	786
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	23,833	20,592
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2050	26,305	22,846
[5,6]	Freddie Mac REMICS	3.000%	3/15/2044–9/25/2049	12,382	10,932
[5,6]	Freddie Mac REMICS	3.500%	3/15/2042	1,485	1,345
[5,6]	Freddie Mac REMICS	4.000%	2/15/2042–7/15/2048	4,412	4,133
[5,6]	Freddie Mac REMICS	5.250%	8/25/2055	3,728	3,686
[5,6]	Freddie Mac REMICS	5.500%	5/25/2054	2,489	2,470
[5,6]	Freddie Mac REMICS	6.000%	10/25/2053–6/25/2054	7,549	7,567
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	5,666	5,483
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	26,146	25,737
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–5/20/2056	22,279	22,227
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	1,025	771
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	7,571	5,791
[5]	Ginnie Mae REMICS	1.375%	8/20/2050	12,268	9,463
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	873	683
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	18,065	15,773
[5]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	6,028	5,593
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	25,093	23,422
[5]	Ginnie Mae REMICS	5.000%	9/20/2055	9,005	8,869
[5]	Ginnie Mae REMICS	6.000%	10/20/2053	1,846	1,876
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.820%	3.000%	2/20/2052	10,368	9,005
[5,8]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.971%	7/20/2055	8,290	8,393
					664,387
Total U.S. Government and Agency Obligations (Cost $2,984,987)					2,939,513
Asset-Backed/Commercial Mortgage-Backed Securities (15.0%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	290	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Affirm Asset Securitization Trust Series 2026-X1	4.820%	4/15/2031	290	289
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	2,460	2,437
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	290	287
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	2,300	2,273
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	4,210	4,184
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	400	396
[5,9]	Affirm Master Trust Series 2026-3A	4.780%	8/15/2034	5,240	5,243
[5,9]	Affirm Master Trust Series 2026-3A	5.030%	8/15/2034	250	250
[5,9]	Affirm Master Trust Series 2026-3A	5.180%	8/15/2034	290	290
[5,9]	Affirm Master Trust Series 2026-3A	5.420%	8/15/2034	230	230
[5,9]	AIMCO CLO 18 Ltd. Series 2022-18AR	0.000%	7/20/2039	3,300	3,300
[5,9]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	2,390	2,381
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	254	256
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	165	167
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	175	178
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	184	186
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	182	184
[5,9]	Ally Bank Series 2026-A	4.856%	3/15/2034	562	561
[5,9]	Ally Bank Series 2026-A	5.248%	3/15/2034	268	267
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	376	380
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	151	151
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	108	108
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	349	351
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	747	746
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	355	354
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	893	888
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	337	336
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	241	243
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	520	528
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	1,190	1,200
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	905	876
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	595	570
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	2,130	2,011
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,110	1,055
[5,9]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	650	608
[5,8,9]	Apidos CLO XLVII Ltd. Series 2024-47A, TSFR3M + 1.250%	5.060%	4/26/2039	2,790	2,791
[5,8,9]	Apidos CLO XLVII Ltd. Series 2024-47A, TSFR3M + 1.580%	5.390%	4/26/2039	1,640	1,645
[5,9]	APIDOS CLO XLVIII Ltd. Series 2024-48AR	0.000%	7/25/2039	3,310	3,310
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	560	563
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	730	733
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	450	444
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	1,440	1,420
[5,9]	AutoNation Finance Trust Series 2026-2A	5.110%	6/15/2032	720	719
[5,9]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	1,020	1,018
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	258	261
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	130	131
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	1,306	1,339
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	599	605
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	575	579
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	330	332
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,420	1,419
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	2,230	2,232
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	210	211
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	500	501
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	220	224
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	1,010	992
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	1,060	1,037
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	710	692
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-3A	5.210%	4/20/2031	570	567
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	2,240	2,223
[5,9]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	610	605
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.879%	10/20/2036	1,680	1,679
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.279%	10/20/2036	1,760	1,759
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.286%	9/15/2048	81	79
[5]	Banc of America Funding Trust Series 2006-H	4.607%	9/20/2046	110	96
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	198	196
[5]	BANK Series 2017-BNK7	3.435%	9/15/2060	159	156
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	333	325
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	72	71
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	168	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	463	433
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	627	586
[5]	BANK Series 2022-BNK40	3.389%	3/15/2064	7,500	6,856
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,078	1,097
[5]	BANK Series 2025-BNK50	5.876%	5/15/2068	890	908
[5]	BANK Series 2026-BNK52	5.586%	5/15/2069	1,450	1,474
[5]	BANK Series 2026-BNK52	5.839%	5/15/2069	2,380	2,405
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	533	513
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	146	137
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.893%	1/15/2038	1,110	1,110
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.253%	1/15/2038	2,920	2,926
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.759%	4/20/2034	1,334	1,334
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.229%	4/20/2034	1,870	1,873
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	198	159
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	929	744
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	158	158
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	231	232
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	279	282
[5,9]	Bbam US CLO VII Ltd. Series 2026-7A	5.008%	7/27/2039	2,710	2,710
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	677	665
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	43	42
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	4,600	4,682
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,375	1,403
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	3,245	3,251
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	1,580	1,605
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	600	602
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	2,030	2,038
[5]	Bear Stearns ARM Trust Series 2006-4	3.980%	10/25/2036	147	124
[5]	Bear Stearns ARM Trust Series 2007-3	4.012%	5/25/2047	148	134
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	768	757
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	501	511
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	353	355
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,020	1,024
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.979%	10/20/2038	1,970	1,973
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.279%	10/20/2038	2,240	2,240
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	2,890	2,834
[5,9]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	1,110	1,103
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	456	471
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,075	1,090
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	1,030	1,057
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	3,850	3,842
[5]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/15/2059	4,540	4,633
[5]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/15/2059	2,710	2,753
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	4,760	4,717
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	2,150	2,111
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	940	940
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	640	638
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	1,250	1,237
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	670	669
[5,8,9]	BVCLN LLC Series 2026-CRD1, SOFR30A + 1.600%	5.216%	9/25/2034	4,790	4,790
[5,9]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	5,350	5,071
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	3,640	3,423
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	5,120	5,086
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.724%	8/16/2029	2,710	2,709
[5,8,9]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.770%	5/16/2030	4,500	4,496
[5,9]	Capital Street Master Trust Series 2026-2	0.000%	8/16/2030	6,720	6,720
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	124	125
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	88	89
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	122	122
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	134	134
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	108	108
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	78	78
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	146	147
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	123	124
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	540	541
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	330	333
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	380	379
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	400	399
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	480	477
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	190	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	580	572
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	270	267
[5]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	240	237
[5]	CarMax Auto Owner Trust Series 2026-3	5.000%	10/15/2032	200	199
[5]	CarMax Auto Owner Trust Series 2026-3	5.360%	7/15/2033	280	279
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	65	64
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	169	84
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	272	267
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	357	354
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	225	221
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	144	142
[5]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	144	134
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	3,880	3,844
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	326	325
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	163	162
[5,9]	Chase Auto Credit Linked Notes Series 2026-1	5.085%	7/25/2034	250	250
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	94	95
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	88	89
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	219	221
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	147	149
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	361	363
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	391	394
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	196	194
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	340	339
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	370	368
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	230	226
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	660	648
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.110%	6/25/2032	330	330
[5,9]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	800	797
[5,9]	Chase Home Lending Mortgage Trust Series 2026-AGY1	5.000%	2/25/2057	5,682	5,587
[5,9]	Chase Home Lending Mortgage Trust Series 2026-HYB1	5.375%	3/25/2057	5,900	5,881
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.646%	3/20/2036	100	96
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.171%	2/25/2047	121	112
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.864%	1/21/2037	950	950
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.184%	1/21/2037	2,730	2,734
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	5.002%	10/23/2038	490	491
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.302%	10/23/2038	900	904
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.336%	9/10/2058	203	174
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	255	251
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	193	177
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.245%	9/15/2050	110	91
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	253	250
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	940	882
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	4.738%	7/25/2037	7	7
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	991	995
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	41	41
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	3,020	2,937
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	3,740	3,658
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	2,540	2,475
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	1,490	1,459
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	4,280	4,282
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	5.316%	7/25/2043	31	31
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.566%	9/25/2043	70	70
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.666%	1/25/2044	304	304
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.716%	2/25/2044	17	17
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.616%	5/25/2044	239	239
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.616%	7/25/2044	679	679
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.766%	9/25/2044	398	399
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.566%	1/25/2045	351	351
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.616%	2/25/2045	336	337
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.066%	3/25/2045	1,253	1,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.616%	5/25/2045	749	750
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.616%	7/25/2045	1,140	1,142
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.516%	9/25/2045	1,357	1,357
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.566%	2/25/2046	1,623	1,624
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.716%	4/25/2046	1,747	1,751
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.198%	8/15/2048	181	175
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	150	150
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	65	60
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	309	302
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	2,089	2,055
[5,9]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	4,740	4,703
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	180	178
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	559	497
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	113	113
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	110	110
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	210	212
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	400	397
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	510	506
[5,9]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	460	458
[5,9]	Dell Equipment Finance Trust Series 2026-1A	5.190%	11/22/2032	180	179
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	139	141
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	57	57
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	1,150	1,099
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	4,500	4,430
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	2,820	2,772
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	738	744
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	1,346	1,349
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	5,470	5,492
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	3,740	3,698
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.843%	10/15/2037	650	650
[5,9]	Dryden 115 CLO Ltd. Series 2024-115A	4.939%	4/18/2037	980	980
[5,8,9]	Dryden 42 Senior Loan Fund Series 2016-42A, TSFR3M + 1.190%	4.943%	7/15/2037	2,070	2,069
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	2,110	2,113
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	2,200	2,205
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.531%	10/25/2056	191	190
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	38	38
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	18,281	18,015
[5,9]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	27,704	27,302
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.973%	10/15/2038	1,450	1,450
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.303%	10/15/2038	1,120	1,124
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	238	239
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	362	363
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	790	784
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	2,180	2,163
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	1,620	1,599
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	3,850	3,792
[5]	Exeter Automobile Receivables Trust Series 2026-3A	4.920%	10/15/2032	2,170	2,162
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	170	169
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	670	672
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	3.676%	11/25/2036	61	28
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	4.434%	1/25/2037	130	56
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	770	765
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	570	562
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	2,120	2,120
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	1,880	1,871
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	1,100	1,108
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	43	44
[5,9]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	1,600	1,045
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	896	721
[5,9]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	1,400	905
[5,8,9]	Flatiron CLO 24 Ltd. Series 2023-2A, TSFR3M + 1.190%	4.943%	1/15/2039	2,470	2,470
[5,8,9]	Flatiron CLO 24 Ltd. Series 2023-2A, TSFR3M + 1.400%	5.153%	1/15/2039	990	992
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	195	196
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	1,160	1,159
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	633	644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	676	682
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	817	824
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	967	962
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	181	181
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	1,550	1,557
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,250	1,235
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,150	2,156
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	1,780	1,739
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	556	565
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	239	237
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,050	1,051
[5]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	330	327
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.466%	11/25/2043	188	189
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.666%	10/25/2044	57	57
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.866%	8/25/2044	742	745
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.566%	1/25/2045	117	117
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.716%	5/25/2045	837	839
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.566%	9/25/2045	2,525	2,527
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.566%	2/25/2045	213	213
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.616%	5/25/2046	1,276	1,280
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.866%	5/25/2046	2,490	2,492
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	1,398	1,179
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	664	667
[5,9]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	2,780	2,784
[5,9]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	1,130	1,134
[5,9,10]	GCM CLO Ltd. Series 2026-2A	0.000%	7/20/2039	1,630	1,630
[5,9]	GGP Trust Series 2026-TY	4.670%	3/5/2043	5,290	5,174
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,050	2,045
[5,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	2,580	2,569
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	350	345
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	920	923
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	680	678
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	117	118
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	180	182
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	383	387
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	122	122
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	75	75
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	930	932
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	190	189
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	94	94
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	171	170
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	200	206
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	939	947
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	266	268
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	3,020	3,011
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	129	128
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	914	911
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.706%	11/19/2035	12	10
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	1,184	1,196
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	152	153
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	312	313
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	560	561
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	820	821
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	640	639
[5,9]	Goldentree Loan Management US CLO 12 Ltd. Series 2022-12A	4.929%	7/20/2036	2,240	2,240
[5,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A, TSFR3M + 1.170%	4.899%	10/20/2039	1,690	1,689
[5,8,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A, TSFR3M + 1.400%	5.129%	10/20/2039	1,560	1,562
[5,8,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A, TSFR3M + 1.230%	4.959%	4/20/2037	2,110	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A, TSFR3M + 1.600%	5.329%	4/20/2037	630	631
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.377%	9/10/2047	893	836
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.545%	10/10/2048	202	65
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	127	125
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/2051	254	251
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	197	194
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	9,985	9,096
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	440	398
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	536	541
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	338	342
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	1,270	1,252
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	550	540
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	1,490	1,457
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	760	733
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	1,960	1,950
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	380	379
[5,9]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	800	797
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	1,650	1,643
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	1,120	1,113
[5,9]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	940	934
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	242	242
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	230	230
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	381	383
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	165	166
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	517	520
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	269	271
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	910	908
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	1,590	1,581
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	420	416
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	610	602
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	930	750
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	198	200
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	273	274
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	3,578	3,563
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	2,014	1,991
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,290	1,295
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	320	323
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	315	317
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	604	610
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	119	119
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	329	329
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	209	208
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	597	596
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	890	889
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,340	1,316
[5]	Hyundai Auto Receivables Trust Series 2026-B	5.010%	10/17/2033	1,590	1,586
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	1,100	1,087
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	5,895	5,886
[5,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	2,404	2,351
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.582%	11/15/2043	25	24
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	8,552	7,195
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	2,131	1,718
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	8,459	7,127
[5,9]	JP Morgan Mortgage Trust Series 2026-HYB2	5.500%	11/25/2056	7,100	7,108
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	304	301
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/2050	307	304
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	289	285
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	155	156
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	91	92
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	76	77
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	266	266
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	216	216
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	148	148
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	269	270
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	564	567
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	530	526
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	510	505
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	710	698
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	820	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	LAD Auto Receivables Trust Series 2026-2A	4.940%	10/17/2033	470	465
[5,9]	LAD Select Auto Receivables Trust Series 2026-A	5.250%	11/15/2032	620	620
[5,9]	LAD Select Auto Receivables Trust Series 2026-A	5.600%	11/15/2032	260	260
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.593%	2/10/2043	3,120	3,039
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.885%	10/24/2037	1,120	1,119
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.225%	10/24/2037	2,950	2,953
[5,9]	Lohrasp Enterprise II LLC Series 2026-1A	5.512%	7/17/2056	2,050	2,046
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	2,917	2,927
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	1,864	1,823
[5,9]	Manhattan West Mortgage Trust Series 2026-2MW	5.321%	6/10/2048	5,590	5,517
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	5.716%	4/25/2034	1	1
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	979	788
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	5.766%	2/25/2033	6	6
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.000%	7/25/2033	2	2
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.949%	7/15/2046	171	158
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	126	124
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	1,180	1,203
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	2,500	2,546
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	73	72
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/2032	404	382
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	290	286
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,921	1,884
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	176	166
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	5.493%	6/25/2036	42	41
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	1,144	1,167
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.766%	2/25/2061	9,871	9,796
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	614	593
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	1,566	1,560
[5,9]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	834	823
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	1,227	1,215
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	1,116	1,093
[5,9]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	2,330	2,317
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	1,166	1,138
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	1,490	1,469
[5,9]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	4,740	4,665
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.921%	2/21/2061	2,596	2,596
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	212	213
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	570	569
[5]	Nissan Auto Lease Trust Series 2026-B	5.080%	10/15/2030	600	600
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	256	255
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	860	851
[5,9]	NYC Trust Series 2026-9W57	4.890%	6/6/2040	3,810	3,755
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	927	778
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	13,459	11,264
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	8,027	7,913
[5,8,9]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.366%	4/25/2056	21,246	21,212
[5,8,9]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.316%	5/25/2056	42,417	42,489
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.883%	4/16/2038	850	849
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.193%	4/16/2038	1,190	1,192
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.963%	1/24/2039	1,380	1,380
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.303%	1/24/2039	850	849
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.823%	10/15/2034	1,130	1,130
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.203%	10/15/2034	1,500	1,501
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	7,230	7,207
[5,9]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	800	796
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	2,890	2,887
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.200%	7/14/2039	390	388
[5,9]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	850	847
[5,9]	Palmer Square CLO Ltd. Series 2026-2A	4.928%	7/20/2039	2,170	2,169
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	210	207
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	210	206
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.170%	9/15/2032	310	309
[5,9]	PenFed Auto Receivables Owner Trust Series 2026-A	5.660%	7/17/2034	100	100
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	7,600	7,582
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	3,240	3,223
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,050	1,042
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	21,911	21,524
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,392	1,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	1,349	1,343
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	35,938	35,405
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	14,954	14,883
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	32,602	32,162
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	15,816	15,740
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,177	5,108
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	6,337	6,312
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.966%	10/1/2056	3,369	3,369
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.966%	11/25/2056	17,770	17,774
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.916%	12/25/2056	33,313	33,294
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	17,201	16,497
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.816%	1/25/2057	8,059	8,041
[5,9]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	19,273	18,485
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	9,200	9,076
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.916%	1/25/2057	9,200	9,169
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	11,538	11,342
[5,9]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	5,480	5,534
[5,8,9]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.066%	3/25/2057	5,192	5,191
[5,9]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	13,415	13,212
[5,8,9]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.116%	5/25/2057	4,015	4,013
[5,9]	PMT Loan Trust Series 2026-INV6	5.500%	6/25/2057	4,846	4,782
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.766%	1/25/2057	5,557	5,521
[5,8,9]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.416%	6/25/2057	25,254	25,279
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	177	175
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	145	144
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	145	144
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	403	386
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	377	360
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	564	534
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	1,013	958
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	1,102	1,035
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	1,028	970
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	194	182
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,949	2,766
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	2,270	2,126
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	920	848
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	4,090	3,903
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	980	922
[5,9]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	2,020	1,929
[5,9]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	1,190	1,126
[5,9]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	1,350	1,273
[5,9]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	630	590
[5,9]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	180	174
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	4,910	4,793
[5,9]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	3,000	2,955
[5,9]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	1,160	1,147
[5,9]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	21,011	20,153
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	160	160
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	280	279
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.621%	12/20/2030	770	775
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	2,440	2,371
[5]	RFMSI Trust Series 2006-SA2	5.413%	8/25/2036	231	151
[5]	RFMSI Trust Series 2006-SA3	6.085%	9/25/2036	90	47
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	380	376
[5,9]	Robinhood Credit Card Trust Series 2026-1A	4.800%	7/21/2031	3,290	3,283
[5,9]	Robinhood Credit Card Trust Series 2026-1A	4.990%	7/21/2031	700	697
[5,9]	Robinhood Credit Card Trust Series 2026-1A	5.310%	7/21/2031	460	458
[5,9]	Robinhood Credit Card Trust Series 2026-1A	5.650%	7/21/2031	240	239
[5,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	2,040	2,042
[5,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	1,650	1,648
[5,8,9]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	5.003%	10/15/2040	890	891
[5,8,9]	RR 44 Ltd. Series 2026-44A, TSFR3M + 1.170%	4.923%	4/15/2041	3,300	3,298
[5,8,9]	RR 44 Ltd. Series 2026-44A, TSFR3M + 1.400%	5.153%	4/15/2041	1,660	1,663
[5,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	3,140	3,082
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	140	141
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	570	568
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	4.953%	7/17/2034	250	249
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2026-A	5.247%	7/17/2034	250	249
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	59	59
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	338	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	223	224
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	432	437
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	469	478
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	1,231	1,245
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	1,304	1,321
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,457	2,459
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	430	433
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	17,750	17,896
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	5,120	5,115
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	281	283
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	275	278
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	380	380
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	59	60
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	179	180
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	340	340
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	73	73
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	29	29
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	158	159
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	118	119
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	353	351
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	393	391
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	30,870	27,726
[5,9]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	3,245	3,112
[5,8,9]	Sequoia Mortgage Trust Series 2026-7, SOFR30A + 1.700%	5.316%	6/25/2056	16,913	16,540
[5,9]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	14,776	14,521
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	195	197
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	274	277
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	249	252
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	281	285
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	336	336
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	533	534
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	84	85
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	497	500
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	470	470
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	1,940	1,941
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,720	1,698
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	4,140	4,050
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.990%	7/20/2034	730	725
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	53	52
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	77	77
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	1,751	1,703
[5,9]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	460	459
[5,9]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	1,510	1,503
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	540	536
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	960	947
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	690	685
[5,9]	SoFi Consumer Loan Program Trust Series 2026-2	5.020%	3/25/2036	820	811
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,130	1,134
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	810	807
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	1,500	1,487
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	1,260	1,254
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	2,258	2,262
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	2,160	2,114
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	5,000	4,898
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	244	246
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	243	245
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	670	669
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,050	1,047
[5,9]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	1,289	1,281
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	1,091	1,088
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/2036	1,117	1,038
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	929	942
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	245	245
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	1,136	1,142
[5,9]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	2,810	2,791
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	703	684
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	293	284
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	757	750
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	947	930
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	1,895	1,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	5,985	5,965
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	346	340
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	1,838	1,812
[5,9]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	4,369	4,294
[5,9]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	812	800
[5,9]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	2,452	2,445
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	5,500	5,300
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	5,370	5,235
[5,9]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	2,130	2,064
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,680	1,680
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	2,100	2,099
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	479	480
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	594	596
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	1,048	1,057
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	317	314
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	272	272
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	72	72
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	1,150	1,151
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,860	1,857
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,600	1,597
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	290	289
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	410	407
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	220	219
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	240	234
[5]	Verizon Master Trust Series 2026-2	4.850%	6/21/2032	550	547
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.859%	10/20/2036	1,640	1,639
[5,9]	Voya CLO Ltd. Series 2024-2A	4.972%	7/20/2039	3,320	3,320
[5,9]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	2,730	2,730
[5,9]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	810	812
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	5.762%	1/25/2033	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	5.425%	8/25/2033	6	6
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	5.265%	9/25/2033	10	10
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.959%	10/20/2038	590	590
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.279%	10/20/2038	690	691
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/2050	239	160
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.715%	9/15/2058	14	13
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	280	276
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	336	332
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	127	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	126	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	177	167
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	276	272
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	175	172
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	843	833
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	83	82
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	1,940	1,929
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.677%	3/10/2041	1,960	1,928
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	5,220	5,321
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	6.486%	10/25/2036	62	58
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	1,047	840
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	5,400	3,476
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	1,300	898
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	2,442	2,389
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	256	246
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	3,110	3,079
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	1,740	1,716
[5,9]	Westlake Automobile Receivables Trust Series 2026-2A	4.890%	3/15/2032	1,830	1,828
[5,9]	Westlake Automobile Receivables Trust Series 2026-P2	5.010%	11/17/2031	170	169
[5,9]	Westlake Automobile Receivables Trust Series 2026-P2	5.350%	9/15/2033	180	179
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	670	666
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.755%	8/10/2031	1,437	1,408
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/2047	270	241
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/2047	229	101
[5]	Wolrd Omni Select Auto Trust Series 2026-A	5.070%	1/17/2034	1,950	1,942
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	240	242
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	248	250
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	348	350
[5]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	1,150	1,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	230	227
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,297,992)					1,287,290
Corporate Bonds (29.6%)
Communications (2.0%)
	Airbnb Inc.	4.400%	3/16/2029	2,930	2,903
	Airbnb Inc.	4.650%	3/16/2031	1,560	1,538
	Airbnb Inc.	5.250%	3/16/2036	750	731
	Alphabet Inc.	4.400%	2/15/2033	2,744	2,631
[11]	Alphabet Inc.	4.800%	5/11/2063	400	439
	Alphabet Inc.	5.700%	11/15/2075	3,390	3,002
[12]	Alphabet Inc.	6.125%	2/13/2126	400	484
	AMC Global Media Inc.	4.250%	2/15/2029	49	43
[9]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	815	797
	AT&T Inc.	4.750%	4/30/2033	1,814	1,742
	AT&T Inc.	3.500%	6/1/2041	2,486	1,831
	AT&T Inc.	5.550%	11/1/2045	2,080	1,832
	AT&T Inc.	5.850%	4/30/2046	6,004	5,463
	AT&T Inc.	6.050%	8/15/2056	10,510	9,516
[9]	Beacon Point DC LLC	6.129%	11/30/2042	2,964	2,838
[9]	Beignet Investor LLC	6.581%	5/30/2049	2,961	2,863
[9]	Black Pearl Compute LLC	6.125%	2/15/2031	595	594
[11]	Booking Holdings Inc.	3.875%	3/21/2045	500	496
[9]	Cable One Inc.	4.000%	11/15/2030	383	142
[9]	CCO Holdings LLC	5.125%	5/1/2027	56	56
[9]	CCO Holdings LLC	4.750%	3/1/2030	82	77
[9]	CCO Holdings LLC	4.500%	8/15/2030	1,905	1,739
[9]	CCO Holdings LLC	4.250%	2/1/2031	94	83
[9]	CCO Holdings LLC	4.750%	2/1/2032	480	419
	CCO Holdings LLC	4.500%	5/1/2032	3,550	3,062
[9]	CCO Holdings LLC	7.000%	2/1/2033	430	412
	Charter Communications Operating LLC	2.250%	1/15/2029	3,700	3,432
	Charter Communications Operating LLC	5.050%	3/30/2029	1,585	1,568
	Charter Communications Operating LLC	6.100%	6/1/2029	790	802
	Charter Communications Operating LLC	6.484%	10/23/2045	6,893	5,975
	Charter Communications Operating LLC	5.750%	4/1/2048	10,160	7,980
[9]	Cipher Compute LLC	7.125%	11/15/2030	505	515
[11]	Comcast Corp.	3.250%	9/26/2032	100	110
	Comcast Corp.	3.750%	4/1/2040	2,545	1,955
	Comcast Corp.	3.400%	7/15/2046	3,755	2,379
	Comcast Corp.	4.000%	8/15/2047	4,803	3,285
[9]	Cox Communications Inc.	4.800%	2/1/2035	5,617	4,892
[9]	CSC Holdings LLC	11.250%	5/15/2028	1,735	1,009
[9]	CSC Holdings LLC	4.500%	11/15/2031	2,800	1,588
[9]	Directv Financing LLC	5.875%	8/15/2027	4	4
[9]	Directv Financing LLC	8.875%	2/1/2030	930	948
[9]	Directv Financing LLC	10.000%	2/15/2031	915	956
[5]	Discovery Global Holdings Inc.	4.279%	3/15/2032	920	816
[5]	Discovery Global Holdings Inc.	5.050%	3/15/2042	640	447
[5]	Discovery Global Holdings Inc.	5.141%	3/15/2052	442	283
[9]	EW Scripps Co.	9.875%	8/15/2030	405	353
[9]	Flash Compute LLC	7.250%	12/31/2030	455	460
[9]	Gray Media Inc.	5.375%	11/15/2031	410	303
[9]	HUT 8 DC LLC	6.192%	11/15/2042	4,463	4,332
[9]	Meridian Arc Holdco LLC	6.250%	4/30/2031	945	908
	Meta Platforms Inc.	4.875%	11/15/2035	3,100	2,907
	Meta Platforms Inc.	5.750%	11/15/2065	1,300	1,072
[9]	Midcontinent Communications	8.000%	8/15/2032	2,245	1,907
	Netflix Inc.	5.250%	8/15/2036	5,521	5,442
[9]	Nexstar Media Inc.	6.500%	9/15/2033	1,495	1,488
[9]	Nexstar Media Inc.	7.250%	4/15/2034	650	652
[9,11]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	1,000	1,204
[9]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	535	555
[9]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	765	805
[9]	Orange SA	4.750%	1/13/2033	8,363	8,082
	Paramount Global	3.375%	2/15/2028	6	6
	Paramount Global	3.700%	6/1/2028	334	325
	Paramount Global	4.200%	6/1/2029	360	342
	Paramount Global	5.500%	5/15/2033	1,640	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	4.375%	3/15/2043	1,450	885
	Paramount Global	5.850%	9/1/2043	90	64
	Paramount Global	4.950%	5/19/2050	90	54
[9]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	1,825	1,717
[9]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	5,960	5,757
	Rogers Communications Inc.	7.000%	4/15/2055	180	181
	Rogers Communications Inc.	7.125%	4/15/2055	550	552
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	128	117
[9]	Space Exploration Technologies Corp.	5.350%	7/15/2031	11,738	11,428
[9]	Space Exploration Technologies Corp.	5.650%	7/15/2033	13,699	13,120
	Sprint Capital Corp.	6.875%	11/15/2028	2	2
[9]	Stingray Compute LLC	6.000%	6/15/2031	395	386
[9]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	920	855
[11]	Telia Co. AB	2.750%	6/30/2083	800	907
[12]	Time Warner Cable LLC	5.750%	6/2/2031	2,200	2,910
	T-Mobile USA Inc.	5.700%	1/15/2056	3,343	2,949
	Uber Technologies Inc.	4.300%	1/15/2030	2,130	2,090
[9]	Univision Communications Inc.	7.375%	6/30/2030	19	19
[9]	Univision Communications Inc.	8.500%	7/31/2031	1,635	1,632
[9]	Univision Communications Inc.	9.375%	8/1/2032	175	175
[9]	Univision Communications Inc.	8.875%	4/15/2033	595	576
	Verizon Communications Inc.	4.750%	1/15/2033	3,401	3,296
	Verizon Communications Inc.	5.875%	11/30/2055	3,433	3,136
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	515	331
[9]	VZ Secured Financing BV	5.000%	1/15/2032	245	201
[5,12]	WPP Finance 2017	3.750%	5/19/2032	749	898
[9]	WULF Compute LLC	7.750%	10/15/2030	875	909
					172,398
Consumer Discretionary (1.7%)
[9]	1011778 BC ULC	3.875%	1/15/2028	114	112
[9]	1011778 BC ULC	4.375%	1/15/2028	41	40
[9]	1011778 BC ULC	6.125%	6/15/2029	2,230	2,254
[9]	1011778 BC ULC	5.625%	9/15/2029	34	34
[9]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	595	592
[9]	Academy Ltd.	5.875%	5/15/2031	580	574
[5,11]	Accor SA	3.500%	3/4/2033	1,000	1,102
[9]	Acushnet Co.	5.625%	12/1/2033	360	353
[9]	ADT Security Corp.	5.875%	10/15/2033	425	413
	Advance Auto Parts Inc.	3.900%	4/15/2030	330	309
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	695	712
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	610	630
[9]	Air Canada	3.875%	8/15/2026	103	103
	Amazon.com Inc.	4.550%	3/13/2033	3,760	3,628
[13]	Amazon.com Inc.	4.350%	6/12/2036	4,809	3,348
	Amazon.com Inc.	5.650%	3/13/2046	4,360	4,073
	Amazon.com Inc.	4.050%	8/22/2047	2,960	2,199
[9]	American Airlines Inc.	5.750%	4/20/2029	389	388
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	114	112
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	430	408
[5]	American Honda Finance Corp.	4.400%	9/5/2029	1,642	1,619
	American Honda Finance Corp.	4.450%	1/8/2031	4,640	4,510
[5]	American Honda Finance Corp.	5.200%	4/8/2033	1,220	1,202
[9]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	230	237
	Asbury Automotive Group Inc.	4.500%	3/1/2028	23	23
[9,11]	Banijay Gaming SAS	5.125%	12/10/2031	425	495
	Bath & Body Works Inc.	5.250%	2/1/2028	2,100	2,099
[9,14]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	190	204
[9]	Belron UK Finance plc	5.750%	10/15/2029	2,000	2,000
[5,11]	BMW International Investment BV	3.500%	1/22/2033	1,492	1,678
[9]	Brightstar Lottery plc	5.750%	1/15/2033	500	482
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	315	312
[9]	Carnival Corp. Ltd.	5.125%	5/1/2029	1,430	1,419
[9]	Carnival Corp. Ltd.	5.750%	3/15/2030	400	401
[9]	Carnival Corp. Ltd.	5.875%	6/15/2031	2,180	2,186
[5,11]	Carnival UK Ltd.	4.125%	7/15/2031	1,200	1,369
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	1,922	2,006
[9]	Churchill Downs Inc.	5.500%	4/1/2027	166	166
[9]	Churchill Downs Inc.	4.750%	1/15/2028	103	102
[9]	Churchill Downs Inc.	5.750%	4/1/2030	405	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,11]	Cirsa Finance International Sarl	4.625%	7/20/2032	500	574
[9]	Clarios Global LP	6.750%	2/15/2030	305	313
[9,11]	Clarios Global LP	4.750%	6/15/2031	300	346
[5,11]	Clarios Global LP	4.750%	6/15/2031	300	346
[9]	Clarios Global LP	6.750%	9/15/2032	235	238
[9]	CompoSecure Holdings LLC	5.625%	2/1/2033	230	221
[9]	Cyprium Corp.	6.125%	4/15/2031	202	201
[9]	Flutter Treasury DAC	5.875%	6/4/2031	2,215	2,191
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,359	1,349
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	288	284
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	3,001	3,079
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	733	738
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	451	446
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	5,505	5,410
[9]	Garda World Security Corp.	6.000%	6/1/2029	400	394
[9]	Garda World Security Corp.	6.500%	1/15/2031	690	698
[9]	Garda World Security Corp.	8.250%	8/1/2032	205	208
	General Motors Co.	6.250%	4/15/2035	1,570	1,617
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,186	1,141
	General Motors Financial Co. Inc.	2.400%	10/15/2028	2,446	2,323
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,893	1,863
	General Motors Financial Co. Inc.	4.750%	4/6/2029	5,691	5,668
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,976	1,994
	General Motors Financial Co. Inc.	5.100%	9/15/2031	7,390	7,347
	General Motors Financial Co. Inc.	5.450%	1/8/2036	1,675	1,635
[5]	Georgetown University	2.943%	4/1/2050	3,207	1,990
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	1,125	1,088
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	640	575
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	385	395
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	73	74
[9]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	650	610
[9]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	765	758
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	1,280	1,269
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	765	749
	Home Depot Inc.	5.300%	6/25/2054	2,552	2,297
[9,11,14]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	100	120
[9,14]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	270	280
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	285	248
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	245	246
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	625	614
[9]	Lithia Motors Inc.	4.625%	12/15/2027	121	120
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	315	315
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	1,420	1,390
	Lowe's Cos. Inc.	4.500%	10/15/2032	13,230	12,778
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	1,075	1,037
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	90	96
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	275	282
[9]	MGM China Holdings Ltd.	6.250%	5/15/2033	780	749
[9]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	755	744
	Mohawk Industries Inc.	5.850%	9/18/2028	586	598
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	400	415
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	510	488
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	481	471
	Newell Brands Inc.	6.375%	9/15/2027	129	130
[9]	Newell Brands Inc.	8.500%	6/1/2028	1,935	2,020
	Newell Brands Inc.	6.625%	9/15/2029	18	18
	Newell Brands Inc.	7.375%	4/1/2036	90	91
	Newell Brands Inc.	7.500%	4/1/2046	44	41
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	465	462
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	510	497
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,380	1,347
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	560	578
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,125	1,185
[9]	Pioneer Opco LLC	7.000%	5/15/2033	425	430
[5,15]	Qantas Airways Ltd.	4.750%	10/12/2026	530	373
[5,15]	Qantas Airways Ltd.	3.150%	9/27/2028	490	328
[9]	QXO Building Products Inc.	6.500%	7/15/2031	250	251
[9]	QXO Building Products Inc.	6.875%	7/15/2034	480	481
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	49	48
[9]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	235	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Corp. International	4.000%	5/15/2031	875	818
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	300	303
[9]	Stellantis Finance US Inc.	6.450%	3/18/2035	1,005	978
[5,11]	Stellantis NV	4.250%	6/16/2031	1,000	1,137
[5,11]	Stellantis NV	2.750%	4/1/2032	800	833
[5,11]	Stellantis NV	4.625%	6/6/2035	1,800	1,971
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	1,090	1,039
	Thomas Jefferson University	3.847%	11/1/2057	2,133	1,460
	Toll Brothers Finance Corp.	3.800%	11/1/2029	312	301
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	52	52
[9]	Vail Resorts Inc.	5.625%	7/15/2030	935	931
[5,11]	Volkswagen Bank GmbH	3.625%	10/2/2032	800	897
[5,11]	Volkswagen Bank GmbH	3.750%	12/10/2032	600	675
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	3,060	3,049
[5,11]	Volkswagen International Finance NV	4.375%	Perpetual	1,700	1,869
[9]	Wayfair LLC	7.250%	10/31/2029	361	372
[9]	Wayfair LLC	7.750%	9/15/2030	120	126
[9]	Wayfair LLC	7.125%	5/31/2034	205	211
	Whirlpool Corp.	6.125%	6/15/2030	375	341
[9]	Whirlpool Corp.	7.500%	7/1/2031	290	288
	Whirlpool Corp.	6.500%	6/15/2033	936	793
[9]	Whirlpool Corp.	7.875%	7/1/2034	125	118
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	242	237
[9]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	450	438
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	1,510	1,482
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	1,165	1,171
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	110	108
					146,232
Consumer Staples (1.4%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	230	221
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	3,348	3,246
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	1,265	1,176
	Altria Group Inc.	3.875%	9/16/2046	4,270	3,044
	BAT Capital Corp.	4.906%	4/2/2030	490	489
	BAT Capital Corp.	6.343%	8/2/2030	5,330	5,589
	BAT Capital Corp.	4.625%	3/22/2033	7,462	7,192
	BAT Capital Corp.	6.250%	8/15/2055	5,930	5,812
	BAT International Finance plc	5.931%	2/2/2029	4,482	4,601
[5,11]	BAT International Finance plc	2.000%	3/13/2045	600	466
[9]	Cargill Inc.	4.760%	11/23/2045	2,197	1,883
[9]	Chobani LLC	6.375%	4/15/2034	320	321
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	161	159
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	2,340	2,254
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	405	385
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	605	590
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	2,760	2,679
	JBS NV	5.950%	4/20/2035	7,580	7,671
	JBS NV	6.375%	2/25/2055	10,735	10,197
[9]	KeHE Distributors LLC	9.000%	2/15/2029	428	446
[9]	KeHE Distributors LLC	7.125%	4/30/2033	320	325
	Kraft Heinz Foods Co.	3.750%	4/1/2030	219	210
	Kraft Heinz Foods Co.	5.000%	6/4/2042	3,435	2,970
	Kraft Heinz Foods Co.	4.375%	6/1/2046	268	206
	Kraft Heinz Foods Co.	5.500%	6/1/2050	3,085	2,698
	Kroger Co.	5.500%	9/15/2054	8,550	7,668
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	215	213
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	400	375
[9]	Mars Inc.	5.000%	3/1/2032	6,750	6,732
[9]	Mars Inc.	5.650%	5/1/2045	3,488	3,331
[9]	Mars Inc.	5.700%	5/1/2055	8,108	7,660
[9]	Mars Inc.	5.800%	5/1/2065	1,203	1,138
	Molson Coors Beverage Co.	5.500%	7/8/2036	2,435	2,391
[9]	Opal Bidco SAS	6.500%	3/31/2032	4,465	4,495
[11]	PepsiCo Inc.	4.150%	2/11/2047	400	438
[9]	Performance Food Group Inc.	6.125%	9/15/2032	410	412
[9]	Performance Food Group Inc.	5.625%	3/1/2034	800	776
	Philip Morris International Inc.	5.125%	2/15/2030	2,831	2,853
	Philip Morris International Inc.	4.250%	10/29/2032	2,364	2,263
	Philip Morris International Inc.	4.625%	10/29/2035	620	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	4/29/2036	9,866	9,449
	Philip Morris International Inc.	4.125%	3/4/2043	2,227	1,800
[9]	Post Holdings Inc.	6.375%	3/1/2033	600	591
[9]	Post Holdings Inc.	6.250%	10/15/2034	635	617
[9]	Post Holdings Inc.	6.500%	3/15/2036	430	420
	Sysco Corp.	2.400%	2/15/2030	407	373
	Sysco Corp.	4.400%	7/25/2031	400	386
	Tyson Foods Inc.	4.950%	2/20/2036	885	843
[9]	US Foods Inc.	6.875%	9/15/2028	121	123
[9]	US Foods Inc.	5.750%	4/15/2033	605	600
					121,362
Energy (2.5%)
[5]	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/2029	15,760	15,041
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	675	663
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,400	1,409
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1,280	1,285
	Baker Hughes Holdings LLC	4.650%	6/15/2033	6,600	6,364
	Baker Hughes Holdings LLC	5.850%	6/15/2056	3,390	3,204
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	384	394
	BP Capital Markets America Inc.	5.227%	11/17/2034	9,768	9,762
	BP Capital Markets America Inc.	2.939%	6/4/2051	2,330	1,408
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,350	821
[9]	California Resources Corp.	7.000%	1/15/2034	375	367
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	4,590	4,384
[9]	Cheniere Energy Partners LP	6.050%	11/30/2056	6,640	6,368
[9]	Chord Energy Corp.	6.000%	10/1/2030	995	999
[9]	CNX Resources Corp.	7.250%	3/1/2032	595	611
[9]	CNX Resources Corp.	5.875%	3/1/2034	605	586
	ConocoPhillips Co.	4.300%	11/15/2044	465	377
	ConocoPhillips Co.	3.800%	3/15/2052	8	6
	ConocoPhillips Co.	5.700%	9/15/2063	3	3
	ConocoPhillips Co.	5.650%	1/15/2065	2,125	1,945
[9]	Devon Energy Corp.	5.600%	3/15/2034	3,305	3,332
[9]	Devon Energy Corp.	5.400%	2/15/2035	1,530	1,510
	Devon Energy Corp.	5.750%	9/15/2054	5,330	4,910
[9]	Devon Energy Corp.	5.900%	2/15/2055	4,010	3,748
	Diamondback Energy Inc.	5.750%	4/18/2054	5,000	4,654
	Enbridge Inc.	3.125%	11/15/2029	1,269	1,204
	Enbridge Inc.	4.850%	3/27/2031	4,250	4,209
	Enbridge Inc.	5.450%	3/27/2036	800	792
	Energy Transfer LP	4.150%	9/15/2029	3,208	3,139
	Energy Transfer LP	5.200%	4/1/2030	825	831
	Energy Transfer LP	6.000%	6/15/2048	5,000	4,670
	Energy Transfer LP	5.950%	5/15/2054	4,300	3,947
[5,11]	Eni SpA	4.250%	5/19/2033	1,386	1,629
[9]	Eni SpA	5.250%	5/18/2036	2,780	2,684
[9]	Eni SpA	6.000%	5/18/2056	1,720	1,622
	EOG Resources Inc.	4.950%	4/15/2050	4,621	3,937
	EQT Corp.	7.500%	6/1/2030	5	5
[9]	Excelerate Energy LP	8.000%	5/15/2030	320	336
[11]	Exxon Mobil Corp.	1.408%	6/26/2039	1,200	992
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	1,309	1,280
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	20,567	18,162
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	2,615	2,122
	Genesis Energy LP	7.875%	5/15/2032	410	423
	Genesis Energy LP	8.000%	5/15/2033	27	28
	Genesis Energy LP	6.750%	3/15/2034	500	499
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	2,130	2,114
[9]	Harvest Midstream I LP	6.750%	5/15/2034	620	623
	Hess Corp.	5.800%	4/1/2047	2,000	1,944
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	107	109
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	790	799
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2035	230	230
[5]	KazMunayGas National Co. JSC	5.375%	4/24/2030	1,298	1,295
[9]	Kinetik Holdings LP	6.625%	12/15/2028	498	506
[7,9]	Magnolia Oil & Gas Operating LLC	6.625%	8/15/2034	155	155
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,410	2,427
[9]	Matador Resources Co.	6.250%	4/15/2033	15	15
[9]	Matador Resources Co.	6.000%	4/15/2034	503	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Noble Finance II LLC	6.250%	6/15/2034	795	772
	Occidental Petroleum Corp.	6.050%	10/1/2054	6,267	6,051
	ONEOK Inc.	4.350%	3/15/2029	5	5
	ONEOK Inc.	5.375%	6/1/2029	968	980
[5]	OQ SAOC	5.125%	5/6/2028	916	910
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	2,160	2,123
	Petrobras Global Finance BV	5.999%	1/27/2028	121	122
	Petrobras Global Finance BV	5.125%	9/10/2030	11,186	10,905
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	5,164	5,179
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	6,195	6,219
	Plains All American Pipeline LP	4.700%	1/15/2031	1,480	1,455
	Plains All American Pipeline LP	5.600%	1/15/2036	1,230	1,211
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	9,293	8,903
[5]	SA Global Sukuk Ltd.	2.694%	6/17/2031	2,850	2,534
	Schlumberger Investment SA	4.800%	5/7/2033	4,980	4,891
[9]	Seadrill Finance Ltd.	6.750%	7/15/2034	415	399
[9]	SM Energy Co.	6.750%	8/1/2029	145	147
[9]	SM Energy Co.	8.750%	7/1/2031	290	303
[9]	SM Energy Co.	7.000%	8/1/2032	1,005	1,021
[9]	SM Energy Co.	9.625%	6/15/2033	1,530	1,683
[9]	SM Energy Co.	6.625%	4/15/2034	1,130	1,123
[9]	Sunoco LP	5.625%	3/15/2031	525	518
[9]	Sunoco LP	5.375%	7/15/2031	315	309
[9]	Sunoco LP	5.625%	7/15/2034	430	416
[9]	Sunoco LP	7.875%	Perpetual	779	799
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	155	158
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	1,060	1,052
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	1,045	1,051
	Targa Resources Corp.	6.150%	3/1/2029	847	872
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,548
	TotalEnergies Capital SA	5.425%	9/10/2064	2,336	2,078
[5,11]	TotalEnergies SE	1.625%	Perpetual	243	272
[9]	Transocean International Ltd.	8.250%	5/15/2029	517	532
[9]	Transocean International Ltd.	8.750%	2/15/2030	78	81
[9]	Transocean International Ltd.	8.500%	5/15/2031	1,567	1,635
[9]	Transocean International Ltd.	7.875%	10/15/2032	360	375
[9]	Valaris Ltd.	8.375%	4/30/2030	115	119
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	555	595
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	770	796
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	1,205	1,283
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	245	249
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	1,550	1,600
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	2,904	2,997
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	565	592
					214,228
Financials (10.4%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	8,242	7,746
	Aercap Funding DAC	4.875%	7/7/2031	4,340	4,268
	AerCap Ireland Capital DAC	4.375%	11/15/2030	3,708	3,605
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	85	84
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,414	1,313
	Allstate Corp.	4.200%	12/15/2046	2,414	1,877
	Ally Financial Inc.	5.737%	5/15/2029	1,745	1,765
	American Express Co.	5.532%	4/25/2030	1,110	1,129
	American Express Co.	5.085%	1/30/2031	1,651	1,659
[9]	American National Global Funding	5.550%	1/28/2030	799	803
	American National Group Inc.	5.750%	10/1/2029	975	987
[9]	AmWINS Group Inc.	6.375%	2/15/2029	136	137
[9]	AmWINS Group Inc.	4.875%	6/30/2029	2,302	2,217
	Apollo Global Management Inc.	5.150%	8/12/2035	2,098	2,005
	Arch Capital Group Ltd.	5.950%	6/15/2056	3,710	3,575
	Ares Strategic Income Fund	5.700%	3/15/2028	1,310	1,310
	Ares Strategic Income Fund	6.350%	8/15/2029	2,164	2,179
[5,11]	Artea Bankas AB	4.597%	6/25/2030	5,400	6,295
	Arthur J Gallagher & Co.	4.850%	12/15/2029	974	974
	Assurant Inc.	4.900%	3/27/2028	101	101
[9]	Asurion LLC	8.000%	12/31/2032	60	61
[9]	Asurion LLC	8.375%	2/1/2034	970	884
[12]	Athene Global Funding	1.750%	11/24/2027	1,280	1,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	4.125%	1/12/2028	1,595	1,577
	Athene Holding Ltd.	3.450%	5/15/2052	3,988	2,355
	Athene Holding Ltd.	6.625%	5/19/2055	2,143	2,008
[11]	Athora Holding Ltd.	6.625%	6/16/2028	2,557	3,072
[11]	Athora Holding Ltd.	5.875%	9/10/2034	2,100	2,535
[15]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	1,033	730
[5,8,15]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.804%	5/16/2033	687	495
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	3,860	3,705
	Banco Santander SA	5.437%	4/15/2036	2,600	2,547
	Bank of America Corp.	5.202%	4/25/2029	5	5
[5]	Bank of America Corp.	2.087%	6/14/2029	7	7
[5]	Bank of America Corp.	3.194%	7/23/2030	1,467	1,398
	Bank of America Corp.	5.162%	1/24/2031	1,738	1,747
	Bank of America Corp.	5.511%	1/24/2036	7	7
[5]	Bank of America Corp.	4.244%	4/24/2038	4,328	3,859
[5]	Bank of America Corp.	4.078%	4/23/2040	2,471	2,105
	Bank of America Corp.	3.311%	4/22/2042	6,852	5,136
[5]	Bank of America Corp.	4.083%	3/20/2051	460	346
[5]	Bank of New York Mellon Corp.	4.975%	3/14/2030	412	414
	Bank of New York Mellon Corp.	5.316%	6/6/2036	2,791	2,776
	Bank of New York Mellon Corp.	5.085%	4/23/2037	8,505	8,258
	Bank of Nova Scotia	5.130%	2/14/2031	609	611
[5,11]	Bank of Valletta plc	4.467%	5/28/2032	1,526	1,763
	Barclays plc	5.207%	2/24/2037	4,300	4,094
	Blackstone Secured Lending Fund	5.350%	4/13/2028	496	494
[9]	Block Inc.	5.625%	8/15/2030	725	722
	Block Inc.	6.500%	5/15/2032	140	142
[9]	Block Inc.	6.000%	8/15/2033	350	347
	Blue Owl Capital Corp.	5.950%	3/15/2029	3,105	3,097
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	681	681
[9]	BPCE SA	5.184%	6/2/2032	8,490	8,394
[5,11]	BPCE SA	4.125%	2/27/2039	1,300	1,443
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,725	1,811
	Brandywine Operating Partnership LP	6.125%	1/15/2031	420	403
	Brown & Brown Inc.	4.700%	6/23/2028	1,285	1,282
[9]	Burford Capital Global Finance LLC	6.250%	4/15/2028	160	158
[9]	Burford Capital Global Finance LLC	9.250%	7/1/2031	160	157
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	680	589
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	6	6
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,407	1,394
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	973	980
	Capital One Financial Corp.	5.700%	2/1/2030	2,619	2,660
	Capital One Financial Corp.	3.273%	3/1/2030	1,239	1,188
	Capital One Financial Corp.	5.463%	7/26/2030	7,336	7,426
	Capital One Financial Corp.	6.051%	2/1/2035	1,549	1,583
	Capital One Financial Corp.	6.183%	1/30/2036	10,663	10,685
	Capital One Financial Corp.	5.197%	9/11/2036	5,979	5,714
[5]	Capital One NA	5.974%	8/9/2028	734	745
	Carlyle Group Inc.	5.050%	9/19/2035	1,179	1,119
[12]	Chesnara plc	4.750%	8/4/2032	1,000	1,248
[9]	Citadel Finance LLC	5.900%	2/10/2030	1,322	1,326
[5]	Citigroup Inc.	3.980%	3/20/2030	9	9
	Citigroup Inc.	4.542%	9/19/2030	5,021	4,961
[5]	Citigroup Inc.	2.976%	11/5/2030	413	388
[5]	Citigroup Inc.	2.666%	1/29/2031	958	885
[12]	Close Brothers Group plc	7.750%	6/14/2028	5,225	7,281
[12]	Close Brothers Group plc	6.125%	8/3/2036	700	918
[5,8,15]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.165%	1/14/2027	980	691
[8,15]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.773%	8/20/2031	1,800	1,267
[5,8,15]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.593%	10/25/2033	480	346
	COPT Defense Properties LP	2.000%	1/15/2029	920	859
[9]	CRC Insurance Group LLC	7.125%	6/1/2031	2	2
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	620	620
	CubeSmart LP	2.250%	12/15/2028	1,995	1,884
[9]	Danske Bank A/S	4.999%	3/27/2032	4,540	4,491
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	2,900	3,348
	Digital Realty Trust LP	3.600%	7/1/2029	1,971	1,903
[5,11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	5,700	6,658
[9]	EF Holdco	7.375%	9/30/2030	560	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Equinix Inc.	5.000%	8/15/2029	7,123	7,109
	Equinix Inc.	3.200%	11/18/2029	663	627
	ERP Operating LP	3.000%	7/1/2029	185	176
	Essex Portfolio LP	3.000%	1/15/2030	486	456
	Extra Space Storage LP	4.900%	2/1/2032	5,635	5,549
	Extra Space Storage LP	4.950%	1/15/2033	1,875	1,832
	Federal Realty OP LP	3.500%	6/1/2030	162	154
	Fidelity National Financial Inc.	4.500%	8/15/2028	25	25
[9]	Fifth Third Bancorp	5.982%	1/30/2030	104	106
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	400	413
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	725	698
[9]	Freedom Mortgage Holdings LLC	8.000%	2/1/2032	220	218
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	565	545
[5,11]	GA Global Funding Trust	3.750%	6/20/2032	1,200	1,340
[5,11]	GA Global Funding Trust	4.133%	9/16/2035	2,200	2,437
	Gaci First Investment Co.	5.000%	10/13/2027	13,200	13,199
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	111	111
[9]	Global Atlantic Fin Co.	3.125%	6/15/2031	487	432
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,276	2,317
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,798	1,778
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	1,143	1,146
	Goldman Sachs Group Inc.	5.094%	4/20/2034	13,123	12,838
	Goldman Sachs Group Inc.	5.425%	6/3/2037	2,247	2,195
[5]	Goldman Sachs Group Inc.	4.017%	10/31/2038	9,264	7,890
	Goldman Sachs Group Inc.	2.908%	7/21/2042	3,049	2,121
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,263	2,389
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,469	1,440
[5,11]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	2,700	3,167
[11]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,300	1,431
[5,11]	Grand City Properties SA	2.000%	10/25/2032	1,000	1,006
	Healthpeak OP LLC	2.125%	12/1/2028	238	224
	Healthpeak OP LLC	3.500%	7/15/2029	168	162
	Healthpeak OP LLC	3.000%	1/15/2030	725	679
	Highwoods Realty LP	4.200%	4/15/2029	780	761
	Host Hotels & Resorts LP	4.250%	12/15/2028	1,690	1,664
[9]	Howden UK Refinance plc	7.250%	2/15/2031	394	390
[9]	Howden UK Refinance plc	8.125%	2/15/2032	1,351	1,256
	HPS Corporate Lending Fund	4.900%	9/11/2028	5,811	5,695
[5]	HSBC Holdings plc	4.583%	6/19/2029	815	811
	HSBC Holdings plc	5.546%	3/4/2030	1,956	1,982
[5]	HSBC Holdings plc	3.973%	5/22/2030	3,730	3,625
	HSBC Holdings plc	4.619%	11/6/2031	12,318	12,039
	HSBC Holdings plc	5.208%	5/12/2034	5,860	5,758
[5]	HSBC Holdings plc	6.500%	9/15/2037	1,976	2,053
	Hudson Pacific Properties LP	3.950%	11/1/2027	185	180
	Hudson Pacific Properties LP	5.950%	2/15/2028	195	193
	Huntington Bancshares Inc.	5.605%	1/28/2041	2,820	2,703
[9]	Intesa Sanpaolo SpA	5.000%	6/29/2030	6,305	6,275
[9]	Intesa Sanpaolo SpA	6.005%	6/29/2037	8,235	8,075
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	192	182
	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	3,005	2,959
[9]	Iron Mountain Inc.	6.250%	1/15/2033	74	74
[5,11]	IWG US Finance LLC	6.500%	6/28/2030	1,273	1,569
[11]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,465
	Jefferies Financial Group Inc.	5.875%	7/21/2028	8	8
	Jefferies Financial Group Inc.	4.150%	1/23/2030	508	488
	JPMorgan Chase & Co.	6.087%	10/23/2029	4	4
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,801	1,806
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,425	3,482
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,468	1,422
	JPMorgan Chase & Co.	4.565%	6/14/2030	975	965
	JPMorgan Chase & Co.	4.995%	7/22/2030	3,399	3,405
	JPMorgan Chase & Co.	4.603%	10/22/2030	2,190	2,168
	JPMorgan Chase & Co.	5.140%	1/24/2031	3	3
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,962	1,944
	JPMorgan Chase & Co.	5.576%	7/23/2036	9,039	8,939
	JPMorgan Chase & Co.	4.898%	1/22/2037	6,170	5,884
	JPMorgan Chase & Co.	5.193%	2/5/2037	12,897	12,369
	JPMorgan Chase & Co.	5.148%	4/23/2037	11,065	10,741
	JPMorgan Chase & Co.	5.803%	7/23/2041	7,340	7,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Kennedy-Wilson Inc.	7.250%	6/1/2033	85	86
[5]	KeyCorp	2.550%	10/1/2029	645	601
	KKR & Co. Inc.	5.100%	8/7/2035	1,173	1,116
[5,11]	Kommunalkredit Austria AG	5.250%	3/28/2029	6,100	7,221
[9]	Liberty Mutual Group Inc.	5.250%	5/1/2036	3,030	2,929
[5,8,15]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.469%	3/17/2029	1,000	716
	M&T Bank Corp.	5.179%	7/8/2031	4,742	4,747
	M&T Bank Corp.	5.400%	7/30/2035	3,117	3,088
[15]	Macquarie Bank Ltd.	6.082%	6/7/2032	130	92
[8,15]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	7.184%	6/7/2032	240	171
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	5,426	5,428
[11]	Mapfre SA	2.875%	4/13/2030	300	335
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/2070	3,103	1,874
	Mastercard Inc.	4.425%	6/8/2029	1,071	1,065
	Mastercard Inc.	4.600%	6/8/2031	4,054	4,010
	MetLife Inc.	4.125%	8/13/2042	6,119	4,960
	Mid-America Apartments LP	3.950%	3/15/2029	903	885
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,364	1,374
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	4,660	4,538
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	12,515	12,002
	Mizuho Financial Group Inc.	5.667%	5/27/2029	209	212
[5]	Morgan Stanley	3.591%	7/22/2028	2,050	2,028
	Morgan Stanley	5.123%	2/1/2029	2,425	2,436
	Morgan Stanley	5.042%	7/19/2030	7,817	7,835
	Morgan Stanley	4.654%	10/18/2030	3,418	3,381
	Morgan Stanley	5.230%	1/15/2031	3,082	3,097
	Morgan Stanley	5.831%	4/19/2035	3,995	4,069
	Morgan Stanley	5.587%	1/18/2036	1,399	1,399
	Morgan Stanley	5.664%	4/17/2036	5,075	5,094
	Morgan Stanley	5.073%	1/30/2037	5,569	5,322
	Morgan Stanley	5.296%	4/10/2037	3,639	3,534
[5]	Morgan Stanley	5.605%	7/17/2037	5,510	5,478
[5]	Morgan Stanley	3.971%	7/22/2038	12,246	10,452
	Morgan Stanley	5.314%	1/18/2041	6,895	6,531
[5]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	22,440	22,068
	MPT Operating Partnership LP	3.500%	3/15/2031	2,305	1,570
[9,11]	MPT Operating Partnership LP	7.000%	2/15/2032	300	348
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	449	456
[11]	Mutuelle Epargne Retraite Prevoyance Carac	4.375%	2/5/2046	700	773
[5]	NatWest Group plc	4.445%	5/8/2030	293	289
	NatWest Group plc	4.964%	8/15/2030	2,902	2,900
[11]	Nippon Life Insurance Co.	4.114%	1/23/2055	500	557
[9]	Nippon Life Insurance Co.	6.500%	4/30/2055	3,120	3,214
[5,11]	Nippon Life Insurance Co.	4.165%	9/2/2055	500	556
	NNN REIT Inc.	2.500%	4/15/2030	152	139
	Nomura Holdings Inc.	4.996%	6/29/2029	4,250	4,247
[9]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	7,410	7,206
[9]	Nuveen LLC	5.550%	1/15/2030	733	739
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/2034	600	750
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,300	1,645
[9]	Omnis Funding Trust	6.722%	5/15/2055	1,459	1,459
	OneMain Finance Corp.	6.625%	5/15/2029	196	199
	OneMain Finance Corp.	6.125%	5/15/2030	285	283
	OneMain Finance Corp.	6.750%	3/15/2032	410	409
	OneMain Finance Corp.	7.125%	9/15/2032	15	15
	OneMain Finance Corp.	6.500%	3/15/2033	705	688
	OneMain Finance Corp.	6.750%	9/15/2033	510	502
[12]	OSB Group plc	9.993%	7/27/2033	1,384	1,994
[12]	Pension Insurance Corp. plc	4.625%	5/7/2031	400	506
[12]	Pension Insurance Corp. plc	3.625%	10/21/2032	1,911	2,227
[12]	Pension Insurance Corp. plc	8.000%	11/13/2033	600	872
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	1,230	1,234
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2,930	3,038
	Pinnacle Bank	5.957%	1/15/2036	2,219	2,184
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	4,235	4,196
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,462	1,468
	PNC Financial Services Group Inc.	5.582%	6/12/2029	9,776	9,920
	PNC Financial Services Group Inc.	5.492%	5/14/2030	7,000	7,108
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,999	3,022
	PNC Financial Services Group Inc.	5.463%	7/21/2037	6,341	6,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.423%	1/25/2041	4,930	4,718
[5,11]	PPI Public Property Invest AB	4.375%	10/1/2032	1,600	1,828
[5,11]	PPI Public Property Invest AB	4.125%	4/21/2033	1,900	2,116
	Progressive Corp.	5.150%	3/26/2036	2,124	2,079
	Prologis LP	5.250%	5/15/2035	5,420	5,359
	Realty Income Corp.	4.000%	7/15/2029	488	478
	Realty Income Corp.	3.400%	1/15/2030	166	158
	Regions Financial Corp.	5.722%	6/6/2030	5,579	5,690
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	640	651
[9]	RHP Hotel Properties LP	5.750%	3/15/2034	350	343
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	270	272
[9]	Rocket Cos. Inc.	6.125%	8/1/2031	950	954
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	1,105	1,112
[9]	Rocket Cos. Inc.	6.500%	6/15/2034	255	257
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	575	533
[9]	Rocket Mortgage LLC	4.000%	10/15/2033	280	247
[5]	Royal Bank of Canada	4.650%	10/18/2030	3,033	3,007
[5]	Royal Bank of Canada	5.153%	2/4/2031	6,646	6,674
[9]	Ryan Specialty LLC	5.875%	8/1/2032	43	42
	Santander UK Group Holdings plc	4.320%	9/22/2029	8,960	8,848
[12]	Scottish Widows Ltd.	7.000%	6/16/2043	700	941
[9]	Service Properties Trust	0.000%	9/30/2027	345	322
	Service Properties Trust	3.950%	1/15/2028	295	286
	Service Properties Trust	8.875%	6/15/2032	585	601
[9]	Shift4 Payments LLC	6.750%	8/15/2032	740	741
[5,11]	Shift4 Payments LLC	5.500%	5/15/2033	400	452
	Sixth Street Lending Partners	6.500%	3/11/2029	1,986	2,017
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	1,455	1,492
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	730	736
[11]	Sogecap SA	6.500%	5/16/2044	900	1,147
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[9]	Starwood Property Trust Inc.	5.875%	8/15/2029	205	206
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	278	279
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	160	162
[5]	State Street Corp.	3.031%	11/1/2034	1,852	1,730
	State Street Corp.	4.784%	10/23/2036	5,850	5,564
	State Street Corp.	5.094%	4/24/2037	4,665	4,522
	Store Capital LLC	4.500%	3/15/2028	254	252
	Suci Second Investment Co.	4.375%	9/10/2027	18,800	18,725
	Sumisho Air Lease Corp.	5.100%	3/1/2029	13	13
[9]	Sumisho Air Lease Corp.	4.500%	3/24/2029	16,060	15,870
[5]	Sumisho Air Lease Corp.	3.000%	2/1/2030	663	617
[9]	Sumisho Air Lease Corp.	4.850%	3/24/2031	22,980	22,532
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	787	706
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	2,915	2,835
	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	2,655	2,609
	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	11,125	10,832
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	7,170	6,727
	Sun Communities Operating LP	2.300%	11/1/2028	124	118
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	4,110	2,615
	Toronto-Dominion Bank	4.866%	4/22/2033	6,750	6,595
	Toronto-Dominion Bank	4.928%	10/15/2035	4,245	4,073
[5,11]	Triodos Bank NV	2.250%	2/5/2032	300	343
[5,11]	Triodos Bank NV	5.500%	6/3/2037	1,700	1,940
[5]	Truist Bank	4.144%	1/27/2029	4,520	4,480
[5]	Truist Financial Corp.	7.161%	10/30/2029	1,794	1,879
[5]	Truist Financial Corp.	5.071%	5/20/2031	9,597	9,596
[9]	UBS Group AG	4.151%	12/23/2029	11,520	11,337
[9]	UBS Group AG	3.126%	8/13/2030	508	480
[9]	UBS Group AG	5.617%	9/13/2030	1,465	1,489
[9]	UBS Group AG	4.398%	9/23/2031	3,849	3,732
[9]	UBS Group AG	4.844%	11/6/2033	5,946	5,764
[9]	UBS Group AG	5.699%	2/8/2035	6,069	6,122
[9]	UBS Group AG	5.010%	3/23/2037	6,792	6,455
[5]	UDR Inc.	3.200%	1/15/2030	237	224
	US Bancorp	5.775%	6/12/2029	2,804	2,856
	US Bancorp	5.384%	1/23/2030	1,189	1,204
	US Bancorp	5.046%	2/12/2031	4,872	4,874
	US Bancorp	5.083%	5/15/2031	6,520	6,530
	US Bancorp	5.470%	7/27/2037	15,960	15,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UWM Holdings LLC	6.625%	2/1/2030	17	16
[5,11]	Viridium Group Sarl	4.375%	11/16/2035	600	653
[11]	Volksbank Wien AG	5.750%	6/21/2034	5,500	6,497
[11]	Volksbank Wien AG	5.500%	12/4/2035	2,200	2,585
	Wells Fargo & Co.	6.303%	10/23/2029	8	8
[5]	Wells Fargo & Co.	2.879%	10/30/2030	731	686
	Wells Fargo & Co.	5.244%	1/24/2031	3,257	3,280
	Wells Fargo & Co.	4.960%	1/23/2037	12,478	11,914
	Wells Fargo & Co.	5.433%	1/23/2047	10,400	9,574
	Welltower OP LLC	2.050%	1/15/2029	1,738	1,633
	Welltower OP LLC	3.100%	1/15/2030	1,758	1,661
[5,8,15]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.662%	11/11/2027	1,600	1,136
[5,8,15]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.337%	4/3/2034	200	144
[5,8,15]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.769%	6/23/2033	100	72
	Willis North America Inc.	2.950%	9/15/2029	621	586
[9]	WS Escrow LLC	7.750%	6/1/2033	440	455
[11]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	1,800	1,852
[11]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	700	787
[9]	XHR LP	4.875%	6/1/2029	25	24
[9]	XHR LP	6.625%	5/15/2030	27	28
					892,388
Health Care (2.2%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	2,035	2,080
	Abbott Laboratories	4.300%	3/15/2033	12,521	11,999
	Abbott Laboratories	5.600%	3/15/2066	2,750	2,555
	AbbVie Inc.	4.400%	3/15/2033	6,905	6,653
	AbbVie Inc.	5.350%	3/15/2044	1,804	1,695
	AbbVie Inc.	5.650%	3/15/2066	2,520	2,344
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	1,862	1,477
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,488	1,017
	Amgen Inc.	2.450%	2/21/2030	897	827
	Amgen Inc.	5.650%	2/19/2056	6,015	5,613
	Augusta SpinCo Corp.	4.945%	3/23/2033	4,030	3,955
[5,11]	Bayer AG	1.375%	7/6/2032	600	601
[5]	Baylor Scott & White Holdings	2.839%	11/15/2050	2,507	1,519
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,401	1,483
[9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	250	244
	Cardinal Health Inc.	5.000%	11/15/2029	2,439	2,449
	Centene Corp.	2.450%	7/15/2028	1,240	1,176
	Centene Corp.	4.625%	12/15/2029	455	441
[9]	Charles River Laboratories International Inc.	3.750%	3/15/2029	600	574
[9]	Community Health Systems Inc.	10.875%	1/15/2032	116	122
[9]	Community Health Systems Inc.	9.750%	1/15/2034	1,045	1,059
[9]	CSL Finance plc	4.750%	4/27/2052	3,054	2,495
	CVS Health Corp.	5.000%	1/30/2029	1,936	1,947
[9]	DaVita Inc.	4.625%	6/1/2030	2,993	2,884
[9]	DaVita Inc.	6.875%	9/1/2032	485	498
[9]	DaVita Inc.	6.750%	7/15/2033	490	503
	Elevance Health Inc.	5.150%	6/15/2029	1,172	1,183
	Elevance Health Inc.	4.750%	2/15/2030	1,936	1,925
	Elevance Health Inc.	5.700%	2/15/2055	3,150	2,904
	Elevance Health Inc.	5.700%	9/15/2055	2,430	2,248
	Eli Lilly & Co.	4.650%	5/20/2033	4,098	4,015
[9]	Encompass Health Corp.	5.875%	6/1/2034	720	713
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	17	18
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	920	918
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	5	5
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,770	2,813
[9]	GENMAB A/S	6.250%	12/15/2032	985	994
	Gilead Sciences Inc.	4.900%	5/20/2034	5,158	5,053
	HCA Inc.	5.875%	2/1/2029	488	497
	HCA Inc.	4.600%	11/15/2032	2,805	2,697
	HCA Inc.	5.000%	5/15/2033	7,740	7,548
	HCA Inc.	5.450%	9/15/2034	495	492
	HCA Inc.	4.900%	11/15/2035	140	132
	HCA Inc.	5.900%	6/1/2053	7,000	6,467
	HCA Inc.	6.100%	4/1/2064	3,930	3,678
[9]	IQVIA Inc.	6.250%	6/1/2032	1,160	1,176
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	3	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.150%	5/1/2047	908	716
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	4,455	2,762
[9]	LifePoint Health Inc.	7.000%	5/1/2034	1,405	1,312
[5]	Mayo Clinic	3.196%	11/15/2061	3,289	1,992
	McKesson Corp.	4.950%	5/30/2032	12,461	12,428
[9]	Medline Borrower LP	5.250%	10/1/2029	310	307
	Merck & Co. Inc.	4.450%	12/4/2032	1,988	1,935
	Merck & Co. Inc.	5.700%	9/15/2055	2,495	2,378
	Merck & Co. Inc.	5.850%	5/22/2056	4,070	3,966
	Novant Health Inc.	3.318%	11/1/2061	1,560	940
	Novartis Capital Corp.	4.600%	3/18/2033	8,965	8,750
	Novartis Capital Corp.	5.700%	3/18/2056	1,435	1,388
[9]	Organon & Co.	5.125%	4/30/2031	1,750	1,733
[9]	Organon & Co.	6.750%	5/15/2034	685	715
	Pfizer Inc.	4.500%	11/15/2032	3,295	3,210
	Pfizer Inc.	5.700%	11/15/2065	2,365	2,200
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	6,113	5,580
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	616	574
[9]	Radiology Partners Inc.	8.500%	7/15/2032	845	888
[5,11]	RAY Financing LLC	6.500%	7/15/2031	325	379
	Revvity Inc.	3.300%	9/15/2029	731	696
	Stanford Health Care	3.027%	8/15/2051	4,362	2,716
[5]	Sutter Health	3.161%	8/15/2040	5,832	4,425
	Takeda US Financing Inc.	5.900%	7/7/2055	3,401	3,283
[9]	Teleflex Inc.	5.875%	1/15/2032	205	204
	Tenet Healthcare Corp.	4.250%	6/1/2029	684	663
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,440	1,418
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	1,505	1,500
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2,095	2,136
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	1,365	1,382
	UnitedHealth Group Inc.	4.375%	3/15/2042	3,226	2,716
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,723	3,408
	UnitedHealth Group Inc.	3.700%	8/15/2049	3,657	2,568
	UnitedHealth Group Inc.	3.250%	5/15/2051	3	2
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,680	1,505
	UnitedHealth Group Inc.	5.625%	7/15/2054	2,080	1,936
	UnitedHealth Group Inc.	5.500%	4/15/2064	2	2
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,005	4,019
					192,420
Industrials (1.8%)
[9]	ADI Global Distribution Funding LLC	7.125%	7/15/2034	220	225
	Allegion plc	3.500%	10/1/2029	595	570
[9]	Allison Transmission Inc.	4.750%	10/1/2027	90	90
[9]	Allison Transmission Inc.	3.750%	1/30/2031	3,400	3,154
[9]	Allison Transmission Inc.	5.875%	12/1/2033	360	354
[5,7]	American Airlines Pass-Through Trust Class A Series 2026-2	5.700%	2/20/2039	3,984	3,987
	Amphenol Corp.	4.125%	11/15/2030	2,819	2,739
	Amphenol Corp.	5.300%	11/15/2055	1,757	1,585
	ATI Inc.	5.875%	6/15/2033	145	146
[5,15]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,340	908
	Boeing Co.	3.200%	3/1/2029	8	8
	Boeing Co.	6.298%	5/1/2029	3,524	3,650
	Boeing Co.	5.150%	5/1/2030	571	574
	Boeing Co.	5.705%	5/1/2040	2,080	2,054
	Boeing Co.	6.858%	5/1/2054	7,710	8,260
	Boeing Co.	7.008%	5/1/2064	9,918	10,720
[9]	Bombardier Inc.	7.250%	7/1/2031	2,000	2,086
[9]	Bombardier Inc.	6.750%	6/15/2033	600	618
[9]	Bombardier Inc.	5.875%	1/15/2035	320	317
[5,15]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	390	262
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	2,472	2,094
[9]	BWX Technologies Inc.	4.125%	6/30/2028	365	356
[9]	BWX Technologies Inc.	4.125%	4/15/2029	3,300	3,168
	Canadian Pacific Railway Co.	5.500%	3/15/2056	2,990	2,754
[9]	Carrix Inc.	6.125%	8/1/2033	775	772
[9]	Clean Harbors Inc.	5.750%	10/15/2033	775	771
[9]	Core & Main LP	6.000%	7/1/2034	315	313
	CSX Corp.	3.800%	4/15/2050	247	179
[5,11]	Czechoslovak Group A/S	5.250%	1/10/2031	4,600	5,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	431	434
[5,11]	Deutsche Lufthansa AG	4.125%	9/3/2032	457	533
	Eaton Capital ULC	4.450%	5/9/2030	2,440	2,406
[9]	Enpro Inc.	6.125%	6/1/2033	1,430	1,435
[9]	ERAC USA Finance LLC	4.500%	10/30/2029	12,283	12,141
[9]	ERAC USA Finance LLC	4.700%	4/30/2031	10,541	10,406
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	430	423
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4,950	4,820
[9]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	40	39
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	3,340	3,186
[9]	Gates Corp.	6.875%	7/1/2029	545	556
[9]	Granite Construction Inc.	6.375%	6/15/2034	160	160
	HEICO Corp.	4.950%	8/1/2031	5,123	5,109
	HEICO Corp.	5.400%	8/1/2036	2,738	2,710
[9]	Herc Holdings Inc.	7.000%	6/15/2030	1,300	1,340
[9]	Herc Holdings Inc.	5.750%	3/15/2031	460	456
[9]	Herc Holdings Inc.	7.250%	6/15/2033	459	474
[9]	Herc Holdings Inc.	6.000%	3/15/2034	270	265
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	3,110	3,005
[9]	Honeywell Aerospace Inc.	4.950%	3/16/2036	5,625	5,422
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	2,440	2,322
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	5,691	5,411
[9]	Honeywell Aerospace Inc.	5.852%	3/16/2066	8,809	8,374
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	113	107
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	1,861	1,887
[12]	International Distribution Services Ltd.	7.375%	9/14/2030	300	424
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,447	2,464
	L3Harris Technologies Inc.	2.900%	12/15/2029	869	817
[5,15]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	1,640	1,145
[9]	Mueller Water Products Inc.	4.000%	6/15/2029	125	120
	Northrop Grumman Corp.	4.950%	3/15/2053	2,074	1,770
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,138	1,093
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	63	61
	RTX Corp.	6.400%	3/15/2054	2,147	2,244
[5]	Ryder System Inc.	5.375%	3/15/2029	702	712
[9]	Siemens Funding BV	5.900%	5/28/2065	5,395	5,260
[9]	TransDigm Inc.	6.750%	8/15/2028	53	53
[9]	TransDigm Inc.	6.375%	3/1/2029	281	284
[9]	TransDigm Inc.	6.000%	1/15/2033	185	185
[9]	TransDigm Inc.	6.375%	5/31/2033	7,475	7,473
[9]	TransDigm Inc.	6.125%	7/31/2034	830	820
	United Airlines Holdings Inc.	4.875%	3/1/2029	455	448
	United Airlines Holdings Inc.	5.375%	3/1/2031	230	227
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	147	149
[9]	WESCO Distribution Inc.	5.250%	4/15/2031	225	221
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	52	53
[9]	WESCO Distribution Inc.	5.500%	4/15/2034	220	214
					157,755
Materials (1.3%)
[5,11]	Akzo Nobel NV	4.625%	3/25/2036	1,200	1,377
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	2,280	2,297
[9]	ARC Falcon I Inc.	9.750%	3/1/2033	1,350	1,282
[9,11]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	600	695
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	440	443
[9]	Arsenal AIC Parent LLC	8.000%	10/1/2030	2,000	2,083
	Ball Corp.	2.875%	8/15/2030	173	157
	Ball Corp.	5.500%	9/15/2033	230	229
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	2,621	2,375
[9,11]	Bond US Bidco 1 Inc.	6.500%	6/15/2033	665	769
[9]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	460	463
[9]	Canpack Group Inc.	6.000%	5/15/2031	300	298
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,432	1,410
	Cemex SAB de CV	5.750%	6/5/2036	5,000	4,876
[9]	Chemours Co.	5.750%	11/15/2028	25	25
[9]	Chemours Co.	4.625%	11/15/2029	780	737
[9]	Chemours Co.	7.875%	3/15/2034	254	247
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	770	747
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	393	397
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	410	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	2,200	2,206
[9]	Commercial Metals Co.	5.750%	11/15/2033	770	757
[9]	Commercial Metals Co.	6.000%	12/15/2035	410	403
	CRH America Finance Inc.	4.400%	2/9/2031	14,009	13,676
	CRH America Finance Inc.	5.000%	2/9/2036	2,608	2,502
	Crown Americas LLC	5.875%	6/1/2033	2,865	2,859
	Dow Chemical Co.	5.950%	3/15/2055	1,736	1,568
	Eastman Chemical Co.	5.000%	8/1/2029	1,452	1,454
	Ecolab Inc.	5.150%	6/15/2033	10,470	10,454
[9]	Element Solutions Inc.	3.875%	9/1/2028	2,498	2,461
[9]	First Quantum Minerals Ltd.	8.000%	3/1/2033	590	614
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	260	265
[9]	FMC Corp.	8.000%	6/1/2031	555	573
	FMC Corp.	5.650%	5/18/2033	2,215	1,979
	FMC Corp.	8.450%	11/1/2055	370	278
[5]	Freeport Indonesia PT	4.763%	4/14/2027	1,154	1,152
[9]	Georgia-Pacific LLC	4.600%	5/15/2031	7,880	7,731
[9]	Glencore Funding LLC	5.200%	7/1/2033	5,500	5,417
[9]	Graphic Packaging International LLC	4.750%	7/15/2027	65	65
[9]	Graphic Packaging International LLC	3.500%	3/15/2028	21	20
[9]	Graphic Packaging International LLC	3.750%	2/1/2030	35	33
[9]	Kaiser Aluminum Corp.	4.500%	6/1/2031	660	624
[9]	Magnera Corp.	4.750%	11/15/2029	200	186
[9]	Magnera Corp.	7.250%	11/15/2031	137	134
[9,11]	Nouryon Finance BV	6.125%	7/15/2031	200	233
[9]	NOVA Chemicals Corp.	4.250%	5/15/2029	525	513
[9]	Novelis Corp.	4.750%	1/30/2030	156	150
[9]	Novelis Corp.	3.875%	8/15/2031	70	64
	Nutrien Ltd.	4.200%	4/1/2029	733	722
[9]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,160	1,129
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,330	2,282
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	440	417
[9]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	320	315
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	1,450	1,442
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,239	1,254
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	3,004	3,043
	Rio Tinto Finance USA plc	4.125%	8/21/2042	3,605	2,960
[11]	Silfin NV	4.250%	5/25/2032	600	685
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	635	635
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	2,220	2,202
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	340	330
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	50	50
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	435	430
	Steel Dynamics Inc.	4.000%	12/15/2028	2,660	2,619
[9]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	390	388
	Suzano Austria GmbH	6.000%	1/15/2029	849	861
	Suzano Austria GmbH	5.000%	1/15/2030	800	784
	Suzano Netherlands BV	5.500%	1/15/2036	1,049	1,003
[9]	United States Steel Corp.	5.700%	8/1/2036	3,110	3,054
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	3,206	3,193
	WestRock MWV LLC	8.200%	1/15/2030	925	1,017
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	1,800	1,653
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	154	153
					112,317
Real Estate (0.2%)
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	6,957	6,637
[5,11]	Fastighets AB Balder	4.000%	3/4/2033	800	890
[9]	Goodman US Finance Eight LLC	5.875%	4/28/2046	2,770	2,615
[9]	Goodman US Finance Seven LLC	5.250%	4/28/2036	4,390	4,220
					14,362
Technology (3.5%)
[9]	AthenaHealth Group Inc.	6.500%	2/15/2030	225	217
[9]	AthenaHealth Group Inc.	7.500%	2/15/2032	145	149
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,910
	Broadcom Inc.	4.600%	7/15/2030	19,432	19,078
	Broadcom Inc.	4.600%	1/15/2033	8,075	7,692
	Broadcom Inc.	5.200%	7/15/2035	3,374	3,239
	Broadcom Inc.	4.800%	2/15/2036	1,578	1,459
[9]	Central Parent Inc.	7.250%	6/15/2029	1,511	778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Central Parent LLC	8.000%	6/15/2029	18	9
[9]	Cloud Software Group LLC	6.500%	3/31/2029	387	379
[9]	Cloud Software Group LLC	8.250%	6/30/2032	2,530	2,395
	Dell International LLC	5.300%	10/1/2029	3,093	3,127
	Dell International LLC	4.750%	7/15/2031	6,378	6,271
	Dell International LLC	4.750%	10/6/2032	2,139	2,079
[5,11]	DXC Capital Funding DAC	4.250%	12/9/2030	805	903
[5,11]	DXC Capital Funding DAC	0.950%	9/15/2031	1,600	1,522
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	81	78
[9]	Entegris Inc.	4.750%	4/15/2029	7	7
	Equifax Inc.	5.650%	8/15/2033	342	343
[9]	Esab Corp.	5.625%	4/1/2031	560	554
	Fidelity National Information Services Inc.	4.800%	3/10/2031	2,530	2,484
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,286	3,389
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	24,251	24,700
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	16,006	16,346
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	5,411	5,353
	Hubbell Inc.	4.900%	6/15/2033	4,158	4,060
	Hubbell Inc.	5.150%	6/15/2036	3,063	2,976
[9]	Ingram Micro Inc.	4.750%	5/15/2029	1,525	1,484
	Intel Corp.	2.450%	11/15/2029	4,634	4,279
	Intel Corp.	5.000%	8/15/2033	6,138	5,971
	Intel Corp.	5.300%	5/15/2036	2,145	2,071
	Intel Corp.	3.250%	11/15/2049	5,495	3,352
	Intel Corp.	5.700%	2/10/2053	5,706	5,064
	Intel Corp.	6.125%	5/15/2056	5,777	5,414
	Intel Corp.	5.050%	8/5/2062	5,000	3,858
	International Business Machines Corp.	5.800%	2/3/2056	1,485	1,333
	Intuit Inc.	4.950%	6/15/2031	2,655	2,630
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	460	471
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	161	166
	Kyndryl Holdings Inc.	3.150%	10/15/2031	4,220	3,515
	Marvell Technology Inc.	5.300%	4/15/2036	3,268	3,149
[9]	McAfee Corp.	7.375%	2/15/2030	200	169
	Motorola Solutions Inc.	5.200%	8/15/2032	4,800	4,774
	NVIDIA Corp.	4.250%	6/15/2028	42,585	42,404
	NVIDIA Corp.	4.350%	6/15/2029	42,730	42,325
	NVIDIA Corp.	4.750%	6/15/2033	6,760	6,554
	NVIDIA Corp.	5.550%	6/15/2046	2,180	2,012
	Oracle Corp.	3.250%	11/15/2027	991	968
	Oracle Corp.	2.300%	3/25/2028	734	700
	Oracle Corp.	4.500%	5/6/2028	1,700	1,680
	Oracle Corp.	4.550%	2/4/2029	3,164	3,084
	Oracle Corp.	4.450%	9/26/2030	12,000	11,324
	Oracle Corp.	4.950%	2/4/2031	6,231	5,952
	Oracle Corp.	4.800%	9/26/2032	2,140	1,970
	Oracle Corp.	6.500%	4/15/2038	4,480	4,277
	Oracle Corp.	4.125%	5/15/2045	3,110	2,045
	Oracle Corp.	5.875%	9/26/2045	2,586	2,125
	Oracle Corp.	6.550%	2/4/2046	3,886	3,449
	Oracle Corp.	4.000%	7/15/2046	4,604	2,924
	Oracle Corp.	6.125%	8/3/2065	1,181	935
[9]	Rocket Software Inc.	9.000%	11/28/2028	45	45
[5,12]	Sage Group plc	5.625%	3/5/2037	500	621
	ServiceNow Inc.	4.700%	8/15/2031	2,416	2,379
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	894	894
[5,11]	Teleperformance SE	4.750%	3/28/2032	1,600	1,825
[9]	UKG Inc.	6.875%	2/1/2031	105	103
					300,792
Utilities (2.6%)
[5]	AEP Texas Inc.	5.200%	4/15/2036	2,470	2,386
	AEP Texas Inc.	5.850%	10/15/2055	3,570	3,318
	AEP Transmission Co. LLC	5.375%	6/15/2035	620	616
	Alabama Power Co.	5.500%	3/15/2041	5,253	5,101
	American Water Capital Corp.	5.200%	4/1/2036	10,190	9,956
[5,11]	Amprion GmbH	4.000%	9/30/2040	800	867
[5,11]	Amprion GmbH	4.580%	1/15/2046	1,200	1,335
[5,12]	Anglian Water Osprey Financing plc	2.000%	7/31/2028	538	669
[5,12]	Anglian Water Services Financing plc	5.750%	6/7/2043	900	1,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,15]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	1,180	816
[5,15]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	480	330
[9]	California Buyer Ltd.	6.375%	2/15/2032	695	685
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,476	2,515
[9]	Chpe LLC	4.875%	6/30/2031	3,600	3,547
[9]	Chpe LLC	5.100%	6/30/2033	4,940	4,846
[9]	Chpe LLC	5.350%	6/30/2036	3,190	3,107
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	305	301
	Commonwealth Edison Co.	3.650%	6/15/2046	2,675	1,926
	Commonwealth Edison Co.	5.850%	6/1/2056	2,330	2,235
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,819	1,701
	Constellation Energy Generation LLC	4.400%	1/15/2031	2,490	2,426
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,210	1,120
	Dominion Energy Inc.	5.350%	6/15/2036	3,010	2,928
[5]	DTE Energy Co.	3.400%	6/15/2029	9	9
	Duke Energy Carolinas LLC	3.450%	4/15/2051	2,302	1,533
	Duke Energy Corp.	3.400%	6/15/2029	4	4
[5]	Duke Energy Indiana LLC	4.200%	3/15/2042	3,232	2,624
	Duke Energy Progress LLC	3.700%	10/15/2046	2,054	1,486
	Duke Energy Progress LLC	5.550%	3/15/2055	2	2
[5]	Energuate Trust 2 0	6.350%	9/15/2035	9,727	9,546
[5,12]	Engie SA	5.625%	4/3/2053	500	568
	Entergy Mississippi LLC	5.050%	4/15/2036	190	183
[9]	Evergy Missouri West Inc.	4.700%	5/21/2029	1,370	1,364
	Exelon Corp.	5.600%	3/15/2053	2,962	2,692
	Exelon Corp.	5.875%	3/15/2055	2,430	2,284
[5]	FirstEnergy Corp.	4.850%	7/15/2047	2,450	2,040
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	4,610	4,524
	FirstEnergy Transmission LLC	4.550%	1/15/2030	334	329
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,044	1,976
	Florida Power & Light Co.	5.750%	6/1/2056	6,420	6,122
	Georgia Power Co.	4.300%	3/15/2042	2,708	2,262
[5]	Georgia Power Co.	3.700%	1/30/2050	4,385	3,084
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,160	1,140
	Jersey Central Power & Light Co.	5.150%	1/15/2036	2,270	2,204
[9]	Liberty Utilities Co.	5.100%	5/15/2031	3,370	3,329
	MidAmerican Energy Co.	4.800%	9/15/2043	599	518
	MidAmerican Energy Co.	4.250%	7/15/2049	1,947	1,508
[9]	Narragansett Electric Co.	6.000%	5/15/2056	6,300	6,117
[5,15]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,700	1,128
	Nevada Power Co.	5.450%	5/15/2041	2,957	2,836
	NiSource Inc.	4.750%	5/18/2031	1,200	1,185
	NiSource Inc.	5.300%	5/18/2036	1,210	1,183
[9]	NRG Energy Inc.	5.750%	7/15/2029	490	490
[9]	NRG Energy Inc.	6.000%	2/1/2033	3,100	3,089
[9]	NRG Energy Inc.	5.750%	1/15/2034	1,035	1,008
[9]	NRG Energy Inc.	6.000%	1/15/2036	1,295	1,267
[9]	NRG Energy Inc.	6.125%	5/15/2036	335	330
	OGE Energy Corp.	5.450%	5/15/2029	648	658
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	3,416	2,485
	Pacific Gas & Electric Co.	5.200%	5/1/2036	4,660	4,436
	Pacific Gas & Electric Co.	3.950%	12/1/2047	900	633
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,758	1,418
	Pacific Gas & Electric Co.	3.500%	8/1/2050	800	512
	Pacific Gas & Electric Co.	6.000%	5/1/2056	2,530	2,331
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	2,555	2,496
	PECO Energy Co.	4.800%	10/15/2043	2,638	2,311
	PPL Electric Utilities Corp.	6.450%	8/15/2037	1,323	1,414
[9]	PSEG Power LLC	5.200%	5/15/2030	9,490	9,510
[9]	PSEG Power LLC	5.750%	5/15/2035	4,970	4,961
	Public Service Co. of Colorado	3.600%	9/15/2042	1	1
	Public Service Co. of Colorado	4.050%	9/15/2049	329	243
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	1,836	1,876
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	804	811
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	302	287
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,465	1,001
	Southern California Edison Co.	5.650%	10/1/2028	9	9
	Southern California Edison Co.	4.800%	3/15/2033	3,200	3,092
[5]	Southern California Edison Co.	3.900%	3/15/2043	2,251	1,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Electric Power Co.	5.300%	4/1/2033	1,285	1,280
	Southwestern Electric Power Co.	5.200%	4/1/2036	2,200	2,125
	Southwestern Public Service Co.	3.700%	8/15/2047	315	226
[5]	Southwestern Public Service Co.	3.150%	5/1/2050	6	4
[5,12]	SW Finance I plc	5.750%	11/19/2030	700	913
[12]	SW Finance I plc	7.750%	10/31/2031	6,019	8,362
[5,12]	SW Finance I plc	6.875%	8/7/2032	800	1,072
[5,12]	SW Finance I plc	7.000%	4/16/2040	600	753
[9]	Talen Energy Supply LLC	6.125%	5/1/2031	270	268
[9]	Talen Energy Supply LLC	6.375%	5/1/2033	270	266
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	760	745
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	500	494
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	4,600	4,587
[5,12]	United Utilities Water Finance plc	5.250%	1/22/2046	2,700	2,980
[5,15]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	401
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	7	7
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,748	2,563
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	8,140	8,020
[9]	Vistra Operations Co. LLC	7.750%	10/15/2031	160	167
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	1,855	1,916
[9]	Vistra Operations Co. LLC	5.250%	4/30/2033	9,130	8,914
	Xcel Energy Inc.	2.600%	12/1/2029	243	226
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,805	2,774
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	450	464
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	165	175
[12]	Yorkshire Water Finance plc	1.750%	11/26/2026	1,257	1,677
[5,12]	Yorkshire Water Finance plc	5.500%	4/28/2035	800	1,004
[5,12]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,141	1,780
					220,073
Total Corporate Bonds (Cost $2,603,031)					2,544,327
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.479%	5/28/2032	1,458	1,457
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.979%	4/20/2028	663	663
[8]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	60	60
[8]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	332	329
[8]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	8.073%	9/19/2030	1,299	1,266
[8]	AthenaHealth Group Inc. First Lien Fourth Amendment Term Loan, TSFR1M + 3.250%	6.981%	2/16/2032	2,769	2,747
[8,11]	BASF Coatings First Lien Initial Term Loan B-2, EURIBOR12M + 4.500%	7.348%	6/29/2033	350	405
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.481%	1/15/2031	2,258	2,264
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.481%	9/13/2032	2,985	2,994
[8]	Betclic Everest Group First Lien Term Loan B, TSFR3M + 2.750%	6.482%	12/9/2031	115	115
[8,11]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	6/30/2033	120	139
[8]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	6/30/2033	90	90
[8]	Bond US Bidco 1 Inc. First Lien Initial Term Loan B-1, TSFR12M + 4.250%	8.061%	6/29/2033	90	90
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	323	324
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.981%	10/28/2032	279	280
[8]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.231%	1/28/2032	2,776	2,779
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.231%	5/6/2030	570	571
[8]	Cloud Software Group LLC First Lien Incremental Term Loan B, TSFR3M + 3.250%	6.982%	3/21/2031	150	136
[8]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR1M + 2.500%	6.231%	6/3/2033	373	373
[8]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.981%	1/26/2033	185	184
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	4,628	4,634
[8]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	1,055	1,037
[8,11]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	360	416
[8]	Magnera Corp. First Lien Term Loan, TSFR3M + 4.250%	8.073%	11/4/2031	10	10
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.731%	3/1/2029	2,762	2,491
[8]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	26	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	670	673
[8,11]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	495	573
[8]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	3,540	3,545
[8]	Pioneer OpCo LLC First Lien Term Loan B, TSFR1M + 3.250%	6.999%	5/16/2033	90	90
[8]	Prestige Brands Inc. First Lien Delayed Draw Term Loan B, TSFR1M + 2.000%	5.731%	6/13/2033	145	145
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.481%	11/28/2028	1,119	1,076
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.680%	7/9/2032	1,751	1,749
[8]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	80	80
[8]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	179	179
[8]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.231%	1/19/2032	15	15
[8]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.231%	2/14/2033	125	125
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	400	384
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	225	226
[8]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR1M + 4.000%	7.731%	6/1/2033	595	597
Total Floating Rate Loan Interests (Cost $35,615)					35,338
Sovereign Bonds (18.8%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,460	1,468
[5,7,9]	Abu Dhabi National Energy Co. PJSC	5.125%	8/3/2031	8,370	8,342
[5]	Arab Republic of Egypt	7.500%	1/31/2027	6,663	6,718
[5]	Arab Republic of Egypt	6.588%	2/21/2028	1,511	1,518
[5]	Arab Republic of Egypt	7.625%	5/29/2032	10,195	10,246
[5]	Arab Republic of Egypt	8.700%	3/1/2049	1,390	1,323
[5]	Argentine Republic	1.000%	7/9/2029	362	325
[5]	Argentine Republic	0.750%	7/9/2030	19,097	16,681
[5]	Argentine Republic	5.000%	1/9/2038	7,585	6,257
[5]	Argentine Republic	3.500%	7/9/2041	7,515	5,557
[5]	Argentine Republic	4.125%	7/9/2046	4,709	3,503
[5]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	5,000	5,017
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	424	422
[5]	Benin Government Bond	7.960%	2/13/2038	3,500	3,619
[5,9]	Bolivia Government Bond	9.450%	5/14/2031	6,200	6,300
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	42,687	41,791
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	32,908	32,216
[11]	City of Madrid Spain	3.360%	10/31/2035	31,900	35,613
[5]	Comision Federal de Electricidad	5.700%	1/24/2030	1,854	1,850
[11]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	15,375	17,438
	Corp. Andina de Fomento	4.625%	1/15/2036	31,194	30,085
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,306	1,270
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	14,039	13,836
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	8,588	8,046
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,789	3,827
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	7,616	7,838
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	10,564	10,581
[5]	Dominican Republic	5.950%	1/25/2027	38,691	38,835
[5]	Dominican Republic	5.500%	2/22/2029	43,760	43,534
[5]	Dominican Republic	4.500%	1/30/2030	12,634	12,099
[5]	Dominican Republic	7.050%	2/3/2031	5,000	5,204
[5]	Dominican Republic	4.875%	9/23/2032	1,585	1,485
[5]	Dominican Republic	5.750%	3/17/2034	150	145
	Ecopetrol SA	8.625%	1/19/2029	80	85
	Ecopetrol SA	7.750%	2/1/2032	7,938	8,187
	Ecopetrol SA	8.875%	1/13/2033	17,986	19,409
[5,9]	Electricite de France SA	5.700%	5/23/2028	415	422
[5,9]	Electricite de France SA	4.500%	9/21/2028	815	811
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	906	908
[16]	Eskom Holdings	4.314%	7/23/2027	41,430	40,978
[5,11]	European Union	2.875%	10/13/2031	15,600	17,749
[5,11]	European Union	4.000%	10/12/2046	6,400	7,234
[5,11]	European Union	0.300%	11/4/2050	5,442	2,711
[5,11]	European Union	0.700%	7/6/2051	36,263	19,499
	Federative Republic of Brazil	6.125%	1/22/2032	2,027	2,052
[5]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	1,700	1,746
[5]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	990	996
[5,9]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	14,453	14,389
[9,11]	Hellenic Republic	4.125%	6/15/2054	11,750	12,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Islamic Republic of Pakistan	6.975%	4/24/2029	3,952	3,911
[5]	Ivory Coast Government Bond	6.125%	6/15/2033	1,295	1,256
[5]	Ivory Coast Government Bond	8.075%	4/1/2036	823	877
[5]	Ivory Coast Government Bond	6.750%	2/25/2041	2,303	2,164
[5,17]	Japan	0.400%	3/20/2050	621,300	1,791
[5,17]	Japan	0.700%	6/20/2051	3,400,000	10,262
[11]	Junta de Castilla y Leon	3.330%	4/30/2034	15,442	17,572
[5]	Kingdom of Bahrain	7.000%	10/12/2028	2,789	2,763
[5,9]	Kingdom of Bahrain	7.125%	6/10/2036	2,969	2,814
[5]	Kingdom of Morocco	2.375%	12/15/2027	8,168	7,879
[5]	Kingdom of Morocco	5.950%	3/8/2028	25,390	25,672
[5,11]	Kingdom of Morocco	4.750%	5/26/2034	15,855	18,242
[5]	Kingdom of Saudi Arabia	5.875%	1/12/2056	20,643	18,936
[5]	Kingdom of Saudi Arabia	3.450%	2/2/2061	960	567
[9,11]	Kingdom of Spain	3.400%	10/31/2036	10,862	12,274
[9,11]	Kingdom of Spain	3.950%	10/31/2056	15,086	16,303
[5]	Korea National Oil Corp.	4.125%	9/30/2027	1,561	1,553
	KSA Sukuk Ltd.	5.250%	6/4/2027	8,531	8,582
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	6,416	6,322
[5,18]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	958	969
[5,11,18]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	4,434	5,397
[18]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/2028	487	498
[5]	OCP SA	6.100%	4/30/2030	1,853	1,870
[5]	OCP SA	6.700%	3/1/2036	1,073	1,086
[5]	Oman Government Bond	5.375%	3/8/2027	25,890	25,954
[5]	Oman Government Bond	5.625%	1/17/2028	4,321	4,350
[5]	Paraguay Government Bond	4.950%	4/28/2031	34,406	34,032
[5]	Paraguay Government Bond	6.650%	3/4/2055	308	315
[5]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,219	1,220
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,715	2,696
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	8,245	8,275
	Petroleos Mexicanos	6.490%	1/23/2027	3,533	3,555
	Petroleos Mexicanos	6.500%	3/13/2027	5,506	5,561
	Petroleos Mexicanos	5.350%	2/12/2028	7,340	7,309
	Petroleos Mexicanos	6.500%	1/23/2029	12,014	12,194
	Petroleos Mexicanos	8.750%	6/2/2029	40,353	42,910
	Petroleos Mexicanos	6.840%	1/23/2030	5,315	5,398
	Petroleos Mexicanos	6.750%	9/21/2047	1,010	828
	Petroleos Mexicanos	6.350%	2/12/2048	594	468
[5,9]	Provincia de Neuquen Argentina	7.350%	8/25/2034	8,510	8,384
[5]	Qatar Energy	4.625%	6/23/2029	32,713	32,320
[5]	Republic of Azerbaijan	5.125%	9/1/2029	1,988	2,003
[5,11]	Republic of Bulgaria	4.125%	5/7/2038	5,344	6,002
[5,11]	Republic of Chile	0.100%	1/26/2027	146	166
[5]	Republic of Chile	2.450%	1/31/2031	5,719	5,125
[5]	Republic of Chile	4.350%	4/13/2031	269	261
[5,11]	Republic of Chile	3.875%	7/9/2031	15,000	17,318
[5,7,11]	Republic of Chile	4.000%	8/3/2034	9,658	11,004
	Republic of Costa Rica	7.300%	11/13/2054	473	512
[5,11]	Republic of Cyprus	3.250%	6/27/2031	2,746	3,167
[5,11]	Republic of Cyprus	3.250%	1/28/2036	23,760	26,544
[5]	Republic of Ecuador	0.000%	7/31/2030	17,380	14,740
[5]	Republic of Ecuador	6.900%	7/31/2035	10,926	9,848
[5]	Republic of Ecuador	5.500%	7/31/2040	2,709	2,190
[5]	Republic of El Salvador	8.625%	2/28/2029	1,227	1,292
[5]	Republic of El Salvador	9.250%	4/17/2030	10,938	11,713
[5,9]	Republic of Finland	4.500%	6/3/2036	15,752	15,373
[5]	Republic of Ghana	5.000%	7/3/2029	5,696	5,577
[5]	Republic of Guatemala	4.375%	6/5/2027	4,000	3,970
[5]	Republic of Guatemala	4.875%	2/13/2028	5,275	5,235
[5]	Republic of Guatemala	5.250%	8/10/2029	6,914	6,869
[5]	Republic of Guatemala	4.900%	6/1/2030	6,046	5,933
[5]	Republic of Honduras	8.625%	11/27/2034	792	904
[5]	Republic of Hungary	6.125%	5/22/2028	6,011	6,126
[5]	Republic of Hungary	5.375%	9/26/2030	13,062	13,148
[5,11]	Republic of Hungary	4.250%	5/26/2033	6,490	7,545
[5,11]	Republic of Hungary	5.375%	9/12/2033	11,087	13,745
[5,11]	Republic of Hungary	4.875%	3/25/2038	650	761
[5]	Republic of Hungary	6.750%	9/23/2055	4,281	4,414
[11]	Republic of Iceland	2.625%	5/27/2030	21,077	23,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Republic of Iceland	3.250%	5/27/2031	9,776	11,211
[5]	Republic of Indonesia	5.250%	1/15/2030	25,577	25,709
[5]	Republic of Indonesia	5.030%	5/29/2031	13,900	13,813
[11]	Republic of Indonesia	1.100%	3/12/2033	732	680
[5,11]	Republic of Indonesia	4.500%	5/29/2033	6,370	7,295
[11]	Republic of Indonesia	4.100%	3/4/2034	2,704	2,994
[5]	Republic of Indonesia	5.690%	5/29/2036	2,800	2,790
[5,9,11]	Republic of Italy	4.650%	10/1/2055	13,277	15,089
[5,9]	Republic of Italy	6.000%	7/14/2056	23,053	22,066
[5]	Republic of Kenya	7.875%	2/26/2034	4,890	4,724
[5]	Republic of Kenya	9.500%	3/5/2036	917	948
[11]	Republic of Korea	0.000%	10/15/2026	444	509
[5,11]	Republic of Lithuania	3.625%	3/10/2036	9,266	10,452
[5]	Republic of Panama	2.252%	9/29/2032	3,386	2,797
[5]	Republic of Panama	5.227%	2/23/2034	2,168	2,094
[5]	Republic of Peru	2.783%	1/23/2031	2,314	2,118
	Republic of Peru	8.750%	11/21/2033	2,495	2,979
[9,19]	Republic of Peru	6.850%	8/12/2035	7,186	2,224
[9,19]	Republic of Peru	7.600%	8/12/2039	5,988	1,890
[19]	Republic of Peru	5.350%	8/12/2040	4,790	1,230
[5]	Republic of Poland	6.125%	4/14/2056	4,030	3,877
[5,11]	Republic of Romania	5.875%	7/11/2032	280	334
[5,11]	Republic of Romania	4.625%	3/4/2033	391	431
[5,11]	Republic of Romania	5.375%	6/7/2033	580	665
[5]	Republic of Romania	6.375%	1/30/2034	988	988
[5,9]	Republic of Romania	5.750%	7/4/2036	5,924	5,582
[5,11]	Republic of Romania	3.375%	1/28/2050	4,349	3,143
[5]	Republic of South Africa	4.850%	9/27/2027	4,795	4,792
[5]	Republic of South Africa	4.850%	9/30/2029	1,837	1,813
[5,20]	Republic of South Africa	6.250%	3/31/2036	237,985	12,069
[5]	Republic of Sri Lanka	3.100%	1/15/2030	580	589
[5]	Republic of Sri Lanka	3.350%	3/15/2033	270	256
[5]	Republic of Sri Lanka	3.600%	2/15/2038	483	487
	Republic of the Philippines	5.325%	6/24/2036	9,000	8,812
[5,9]	Republic of Trinidad & Tobago	6.500%	1/28/2036	5,441	5,494
	Republic of Turkiye	6.375%	5/22/2031	20,491	20,105
[5]	Republic of Turkiye	7.125%	2/12/2032	5,449	5,480
	Republic of Turkiye	6.300%	3/14/2033	27,590	26,477
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/2028	2,653	2,781
[5,11]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	8,160	9,542
[5]	Republic of Zambia	5.750%	6/30/2033	8,545	8,353
[5]	Saudi Arabian Oil Co.	3.500%	4/16/2029	2,112	2,029
[5]	Saudi Arabian Oil Co.	4.375%	2/2/2031	4,079	3,936
[5,11]	Serbia International Bond	1.500%	6/26/2029	1,877	2,003
[5]	Serbia International Bond	2.125%	12/1/2030	2,500	2,171
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	8,477	8,313
[11]	Slovakia Government Bond	3.750%	2/27/2040	17,414	19,272
[11]	Slovakia Government Bond	4.125%	2/19/2046	13,190	14,648
[5]	State of Israel	5.375%	3/12/2029	3,604	3,622
[5]	State of Israel	5.375%	2/19/2030	2,089	2,100
[5]	State of Israel	4.500%	1/13/2031	7,749	7,513
	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	16,100	15,962
[11]	Treasury Corp. of Victoria	3.625%	9/29/2040	6,890	7,655
[5,9]	Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	1,960	1,930
[5]	Ukraine Government Bond	4.000%	2/1/2032	4,117	3,417
[5]	Ukraine Government Bond	4.500%	2/1/2034	5,589	3,890
[5]	Ukraine Government Bond	0.000%	2/1/2036	688	410
[5,12]	United Kingdom Gilt Inflation Linked	1.750%	9/22/2038	5,217	6,750
[5]	United Mexican States	4.750%	4/27/2032	2,952	2,807
[5]	United Mexican States	5.850%	7/2/2032	42,908	43,006
[5]	United Mexican States	5.375%	3/22/2033	5,924	5,719
[5,21]	United Mexican States	7.750%	11/23/2034	781,800	41,692
[5]	United Mexican States	3.771%	5/24/2061	279	158
[5,9]	Uzbekneftegaz JSC	8.750%	5/7/2030	21,850	23,285
[11]	Xunta de Galicia	3.290%	4/30/2033	10,656	12,212
Total Sovereign Bonds (Cost $1,632,333)					1,613,462
Taxable Municipal Bonds (0.6%)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.270%	2/15/2050	2,905	2,897

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)		6.263%	4/1/2049	2,650	2,695
	California GO		7.300%	10/1/2039	4,400	4,892
	California State University Systemwide Revenue		2.975%	11/1/2051	3,580	2,295
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue		6.899%	12/1/2040	5,821	6,358
	Dallas TX Area Rapid Transit Sales Tax Revenue		2.613%	12/1/2048	5,065	3,319
	Duke University NC Revenue		5.850%	4/1/2037	7,505	7,837
	Golden State Tobacco Securitization Corp. California Revenue		4.214%	6/1/2050	6,655	4,513
	New York State Dormitory Authority Revenue (Personal Income Tax)		5.628%	3/15/2039	3,255	3,258
	New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)		4.248%	9/1/2035	120	117
	North Texas Tollway Authority System Revenue		6.718%	1/1/2049	2,549	2,705
	Ohio State University General Receipts Revenue		4.800%	6/1/2111	2,051	1,622
	Rutgers State University New Jersey GO		3.915%	5/1/2119	8,660	5,393
	University of California Regents Medical Center Pooled Revenue		6.548%	5/15/2048	1,705	1,744
	University of Texas Financing System Revenue		4.794%	8/15/2046	2,270	2,114
	University of Virginia Revenue		2.256%	9/1/2050	3,890	2,137
Total Taxable Municipal Bonds (Cost $56,615)						53,896
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[22]	Vanguard Market Liquidity Fund (Cost $70,562)		3.718%		705,691	70,562
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	1-Year Mid-Curve on 3-Month SOFR Futures Contracts	8/14/2026	315	$96.13	75,702	6
	5-Year U.S. Treasury Note Futures Contracts	8/21/2026	96	106.00	10,176	37
	5-Year U.S. Treasury Note Futures Contracts	8/21/2026	192	106.50	20,448	31
	10-Year U.S. Treasury Note Futures Contracts	8/21/2026	73	109.00	7,957	14
	10-Year U.S. Treasury Note Futures Contracts	10/23/2026	96	109.00	10,464	55
						143
Put Options
	5-Year U.S. Treasury Note Futures Contracts	8/21/2026	96	106.00	10,176	39
	5-Year U.S. Treasury Note Futures Contracts	8/21/2026	192	106.50	20,448	132
	5-Year U.S. Treasury Note Futures Contracts	11/20/2026	203	104.25	21,163	73
	10-Year U.S. Treasury Note Futures Contracts	8/21/2026	73	109.00	7,957	87
	Long U.S. Treasury Bond Futures Contracts	8/7/2026	67	109.00	7,303	71
						402
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	71,390	110
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	48,530	247
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	45,900	952
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.048% Annually	BANA	1/29/2027	4.048%	106,380	925
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.338% Annually	BMO	7/14/2027	4.338%	12,690	463
						2,697

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	45,700	685
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	46,290	651
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	48,880	711
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	48,530	468
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.110% Annually	MSBNA	8/31/2026	4.110%	44,840	108
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	17,390	399

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.338% Annually	BMO	7/14/2027	4.338%	12,690	804
					3,826
Total Options Purchased (Cost $6,509)					7,068
Total Investments (99.6%) (Cost $8,687,644)					8,551,456
Other Assets and Liabilities—Net (0.4%)					31,819
Net Assets (100%)					8,583,275

Cost is in $000.

1	Securities with a value of $523 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $39,804 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $24,046 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $521 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $2,009,154, representing 23.4% of net assets.

10	Security value determined using significant unobservable inputs.
11	Face amount denominated in euro.
12	Face amount denominated in British pounds.
13	Face amount denominated in Canadian dollars.
14	Payment-in-kind (PIK) security which may pay interest as additional principal.
15	Face amount denominated in Australian dollars.
16	Guaranteed by the Republic of South Africa.
17	Face amount denominated in Japanese yen.
18	Guaranteed by the Republic of Hungary.
19	Face amount denominated in Peruvian sol.
20	Face amount denominated in South African rand.
21	Face amount denominated in Mexican pesos.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
3M—3-month.
ARM—Adjustable Rate Mortgage.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BMO—Bank of Montreal.
CDO—Collateralized Debt Obligation.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GO—General Obligation Bond.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
2-Year Mid-Curve on 3-Month SOFR Futures Contracts	8/14/2026	(315)	$96.31	(75,844)	(2)
10-Year U.S. Treasury Note Futures Contracts	10/23/2026	(96)	111.00	(10,656)	(16)
					(18)
Put Options
5-Year U.S. Treasury Note Futures Contracts	11/20/2026	(102)	106.00	(10,812)	(95)
Long U.S. Treasury Bond Futures Contracts	8/7/2026	(67)	107.50	(7,203)	(31)
					(126)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	114,224	(50)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	82,500	(97)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	38,700	(1,564)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.200% Annually	BMO	7/14/2027	4.200%	24,370	(498)
					(2,209)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	91,400	(947)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	92,580	(943)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	48,880	(564)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	48,880	(439)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	82,500	(208)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.110% Annually	MSBNA	8/31/2026	4.110%	19,140	(107)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	BMO	7/14/2027	4.200%	24,370	(798)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.648% Annually	BANA	1/29/2027	4.648%	106,380	(1,024)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	17,390	(1,207)
					(6,237)
					(8,446)
Total Options Written (Premiums Received $7,116)					(8,590)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BMO—Bank of Montreal.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	3,300	678,511	(1,357)
5-Year U.S. Treasury Note	September 2026	5,133	543,978	(3,864)
10-Year U.S. Treasury Note	September 2026	1,977	213,516	(929)
Long U.S. Treasury Bond	September 2026	1,335	144,597	(4,969)
Ultra Long U.S. Treasury Bond	September 2026	1,442	158,170	(7,366)
				(18,485)

Short Futures Contracts
10-Year Government of Canada Bond	September 2026	(384)	(32,537)	305
10-Year Japanese Government Bond	September 2026	(137)	(109,416)	251
Euro-Bobl	September 2026	(1,119)	(146,896)	970
Euro-BTP	September 2026	(988)	(132,411)	1,354
Euro-Buxl	September 2026	(836)	(102,014)	1,883
Euro-OAT	September 2026	(587)	(79,285)	1,243
Euro-Schatz	September 2026	(851)	(103,486)	173
Long Gilt	September 2026	(204)	(23,780)	221
Ultra 10-Year U.S. Treasury Note	September 2026	(155)	(17,004)	132
				6,532
				(11,953)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	AUD	948	USD	667	—	—
State Street Bank & Trust Co.	9/16/2026	EUR	79,763	USD	91,460	681	—
Wells Fargo Bank N.A.	9/16/2026	EUR	29,700	USD	34,022	286	—
HSBC Bank plc	9/16/2026	EUR	10,340	USD	11,826	119	—
State Street Bank & Trust Co.	9/17/2026	EUR	8,595	USD	10,000	—	(71)
State Street Bank & Trust Co.	9/16/2026	EUR	7,406	USD	8,588	—	(33)
Royal Bank of Canada	9/17/2026	EUR	4,413	USD	5,040	58	—
Royal Bank of Canada	9/16/2026	EUR	4,035	USD	4,613	48	—
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	1,452	USD	1,680	—	(3)
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	985	USD	1,130	9	—
Wells Fargo Bank N.A.	9/16/2026	GBP	8,948	USD	12,019	41	—
Bank of Montreal	9/16/2026	GBP	8,441	USD	11,171	204	—
UBS AG	9/17/2026	MXN	644	USD	37	—	—
State Street Bank & Trust Co.	9/16/2026	USD	11,407	AUD	16,274	—	(35)
State Street Bank & Trust Co.	9/16/2026	USD	3,325	CAD	4,639	10	—
Toronto-Dominion Bank	9/16/2026	USD	499	CAD	691	5	—
State Street Bank & Trust Co.	9/16/2026	USD	72	CAD	102	—	—
State Street Bank & Trust Co.	9/16/2026	USD	2,520	CZK	52,570	16	—
State Street Bank & Trust Co.	9/16/2026	EUR	502	CZK	12,186	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	569,139	EUR	491,274	1,631	—
Wells Fargo Bank N.A.	9/16/2026	USD	43,824	EUR	38,247	—	(359)
Royal Bank of Canada	9/16/2026	USD	19,210	EUR	16,841	—	(244)
HSBC Bank plc	9/16/2026	USD	14,554	EUR	12,584	17	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	9/16/2026	USD	13,950	EUR	11,981	110	—
State Street Bank & Trust Co.	9/16/2026	USD	13,448	EUR	11,686	—	(51)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	11,099	EUR	9,739	—	(152)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	10,038	EUR	8,627	73	—
State Street Bank & Trust Co.	9/16/2026	USD	4,823	EUR	4,163	14	—
Toronto-Dominion Bank	9/17/2026	USD	2,482	EUR	2,172	—	(29)
State Street Bank & Trust Co.	9/17/2026	USD	1,009	EUR	867	7	—
Toronto-Dominion Bank	9/16/2026	USD	414	EUR	363	—	(5)
State Street Bank & Trust Co.	9/17/2026	USD	343	EUR	300	—	(4)
State Street Bank & Trust Co.	9/16/2026	USD	39,437	GBP	29,450	—	(252)
Wells Fargo Bank N.A.	9/16/2026	USD	25,645	GBP	19,188	—	(214)
Royal Bank of Canada	9/16/2026	USD	7,583	GBP	5,662	—	(48)
Toronto-Dominion Bank	9/16/2026	USD	722	GBP	535	—	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	372	GBP	279	—	(4)
Bank of Montreal	9/16/2026	USD	122	HUF	37,663	3	—
Wells Fargo Bank N.A.	9/16/2026	USD	16,794	JPY	2,665,312	—	(16)
Wells Fargo Bank N.A.	9/17/2026	USD	41,728	MXN	731,614	—	(353)
Toronto-Dominion Bank	9/17/2026	USD	15,390	MXN	267,011	31	—
State Street Bank & Trust Co.	9/17/2026	USD	621	MXN	10,756	2	—
HSBC Bank plc	9/17/2026	USD	193	MXN	3,338	1	—
Wells Fargo Bank N.A.	9/17/2026	USD	116	MXN	2,014	—	—
State Street Bank & Trust Co.	9/17/2026	USD	56	MXN	974	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	5,145	PEN	17,820	—	(90)
Royal Bank of Canada	9/16/2026	USD	1,558	PLN	5,701	32	—
HSBC Bank plc	9/16/2026	AUD	234	PLN	607	2	—
State Street Bank & Trust Co.	9/16/2026	USD	12,410	ZAR	207,310	—	(95)
						3,400	(2,058)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PEN—Peruvian sol.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Indonesia	6/20/2031	USD	15,845	1.000	63	49
Republic of the Philippines	6/20/2031	USD	11,212	1.000	168	37
Republic of Turkiye	6/20/2031	USD	12,686	1.000	(710)	265
						351

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	409,640	(1.000)	(8,933)	(645)
Republic of Colombia	6/20/2031	USD	8,467	(1.000)	157	(274)
						(919)
						(568)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	6,920	1.000	12	(73)	85	—
Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	4,300 [2]	(1.000)	(89)	(72)	—	(17)
					(77)	(145)	85	(17)

1Periodic premium received/(paid) quarterly.
2Notional amount denominated in euro.
BANA—Bank of America, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,397 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	20,319 [1]	0.000 [2]	(3.455)[3]	(29)	(29)
4/30/2027	N/A	40,639 [1]	0.000 [2]	(3.480)[3]	(69)	(69)
4/30/2027	N/A	20,319 [1]	0.000 [2]	(3.535)[3]	(45)	(45)
5/5/2027	N/A	30,479 [1]	0.000 [2]	(3.425)[3]	(59)	(59)
5/5/2027	N/A	20,319 [1]	0.000 [2]	(3.424)[3]	(39)	(39)
5/6/2027	N/A	20,319 [1]	0.000 [2]	(3.412)[3]	(41)	(41)
5/8/2027	N/A	21,335 [1]	0.000 [2]	(3.282)[3]	(24)	(24)
5/8/2027	N/A	20,319 [1]	0.000 [2]	(3.300)[3]	(27)	(27)
5/8/2027	N/A	20,319 [1]	0.000 [2]	(3.294)[3]	(25)	(25)
6/15/2027	N/A	170,000 [1]	3.935 [4]	(3.660)[5]	(102)	(121)
5/3/2028	N/A	1,248,170 [6]	6.500 [7]	(7.355)[8]	(385)	(385)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/8/2028	N/A	1,248,170 [6]	7.167 [8]	(6.512)[7]	186	186
6/15/2028	N/A	90,000 [1]	3.660 [5]	(4.012)[4]	144	185
6/16/2028	6/16/2027 [9]	88,514,270 [10]	0.000 [11]	(4.910)[3]	91	91
6/30/2028	10/5/2026 [9]	101,200 [1]	0.000 [5]	(4.012)[4]	236	236
10/8/2028	10/8/2026 [9]	17,874,900 [12]	0.000 [13]	(1.546)[4]	313	313
1/2/2029	N/A	113,672 [14]	12.804 [3]	(14.150)[15]	(897)	(896)
1/2/2029	N/A	72,509 [14]	14.171 [3]	(14.150)[15]	42	42
1/2/2029	N/A	56,709 [14]	14.150 [15]	(14.175)[3]	(34)	(34)
6/10/2029	N/A	60,000 [1]	3.994 [4]	(3.660)[5]	(183)	(183)
6/10/2029	N/A	5,145 [1]	3.660 [5]	(4.005)[4]	14	14
6/10/2029	N/A	5,145 [1]	3.660 [5]	(4.000)[4]	15	15
6/10/2029	N/A	5,145 [1]	3.660 [5]	(3.988)[4]	16	16
6/12/2029	N/A	10,290 [1]	3.660 [5]	(3.975)[4]	37	37
9/19/2029	9/16/2026 [9]	105,570 [16]	2.940 [17]	(0.000)[18]	(167)	(173)
9/18/2030	N/A	1,000,000 [19]	3.589 [4]	(3.590)[20]	(744)	(728)
11/30/2030	10/5/2026 [9]	101,500 [1]	0.000 [5]	(3.896)[4]	937	925
11/30/2030	10/5/2026 [9]	22,700 [1]	0.000 [5]	(3.895)[4]	211	211
4/24/2031	N/A	115,520 [21]	7.000 [22]	(7.508)[23]	49	49
4/28/2031	N/A	35,850 [24]	3.900 [25]	(4.425)[4]	(31)	(31)
4/29/2031	N/A	209,650 [21]	6.992 [22]	(7.705)[23]	(9)	(9)
4/30/2031	N/A	390,052 [6]	6.500 [7]	(7.975)[8]	(204)	(204)
5/1/2031	N/A	184,728 [6]	6.500 [7]	(7.945)[8]	(84)	(84)
6/5/2031	N/A	24,846,110 [10]	4.440 [26]	(5.005)[17]	174	174
6/10/2031	N/A	38,000 [1]	3.660 [5]	(3.991)[4]	224	224
6/29/2031	6/29/2029 [9]	85,500 [1]	3.795 [4]	(0.000)[5]	(525)	(525)
9/17/2031	9/16/2026 [9]	40,110 [27]	2.690 [4]	(0.000)[28]	(272)	(250)
4/2/2032	4/2/2027 [9]	21,350 [1]	3.650 [4]	(0.000)[5]	(495)	(495)
5/31/2033	9/30/2026 [9]	30,500 [1]	3.956 [4]	(0.000)[5]	(422)	(422)
5/31/2033	9/30/2026 [9]	29,600 [1]	4.020 [4]	(0.000)[5]	(300)	(300)
5/31/2033	9/30/2026 [9]	28,000 [1]	4.050 [4]	(0.000)[5]	(236)	(236)
7/13/2033	7/13/2031 [9]	5,507 [1]	4.160 [4]	(0.000)[5]	(16)	(16)
7/29/2033	7/29/2031 [9]	11,029 [1]	4.244 [4]	(0.000)[5]	(18)	(18)
9/19/2035	N/A	68,920 [24]	3.820 [25]	(4.400)[4]	(65)	(56)
2/15/2036	9/30/2026 [9]	60,500 [1]	0.000 [5]	(4.073)[4]	982	991
2/15/2036	9/30/2026 [9]	11,600 [1]	4.227 [4]	(0.000)[5]	(51)	(51)
2/15/2036	9/30/2026 [9]	11,300 [1]	0.000 [5]	(4.048)[4]	205	205
4/28/2036	N/A	340,120 [6]	6.512 [7]	(8.180)[8]	98	98
6/30/2036	6/30/2031 [9]	77,900 [1]	0.000 [5]	(4.091)[4]	1,094	1,094
7/13/2036	7/13/2033 [9]	8,118 [1]	0.000 [5]	(4.385)[4]	33	33
7/29/2036	7/29/2033 [9]	16,288 [1]	0.000 [5]	(4.449)[4]	45	45
2/2/2037	2/2/2027 [9]	58,690 [1]	0.000 [5]	(4.348)[4]	—	—
2/2/2037	2/2/2027 [9]	29,345 [1]	4.344 [4]	(0.000)[5]	—	—
4/2/2037	4/2/2027 [9]	11,790 [1]	0.000 [5]	(3.924)[4]	392	392
10/18/2040	10/18/2030 [9]	18,400 [1]	0.000 [5]	(4.100)[4]	638	638
1/22/2041	1/22/2031 [9]	3,240 [1]	4.517 [4]	(0.000)[5]	(26)	(26)
5/27/2041	5/27/2031 [9]	2,800 [1]	4.588 [4]	(0.000)[5]	(14)	(14)
7/9/2041	7/9/2036 [9]	15,000 [1]	0.000 [5]	(4.703)[4]	94	94
7/10/2041	7/10/2036 [9]	15,000 [1]	0.000 [5]	(4.710)[4]	91	91
7/13/2041	7/13/2036 [9]	2,863 [1]	4.711 [4]	(0.000)[5]	(17)	(17)
7/29/2041	7/29/2036 [9]	5,766 [1]	4.758 [4]	(0.000)[5]	(27)	(27)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/15/2044	9/30/2026 [9]	15,500 [1]	4.444 [4]	(0.000)[5]	(145)	(145)
10/18/2045	10/18/2035 [9]	20,400 [1]	4.358 [4]	(0.000)[5]	(596)	(596)
1/22/2046	1/22/2036 [9]	3,990 [1]	0.000 [5]	(4.781)[4]	27	27
6/25/2046	6/25/2036 [9]	26,230 [1]	4.470 [4]	(0.000)[5]	(606)	(606)
7/9/2046	7/9/2041 [9]	17,500 [1]	4.691 [4]	(0.000)[5]	(88)	(88)
7/9/2046	N/A	5,956 [27]	2.184 [28]	(3.094)[4]	147	147
7/10/2046	7/10/2041 [9]	17,500 [1]	4.698 [4]	(0.000)[5]	(85)	(85)
7/20/2056	N/A	1,650 [1]	3.660 [5]	(4.235)[4]	70	70
					(597)	(536)

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Notional amount denominated in Mexican pesos.
7Based on Mexican Interbank Equilibrium Interest Rate Overnight Index Swap (TIIEOIS) as of the most recent reset date. Interest payment received/(paid) every 28 days.
8Interest payment received/(paid) every 28 days.
9Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
10Notional amount denominated in Chilean peso.
11Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) at maturity.
12Notional amount denominated in Japanese yen.
13Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
14Notional amount denominated in Brazilian real.
15Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
16Notional amount denominated in Canadian dollar.
17Interest payment received/(paid) semi-annually.
18Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
19Notional amount denominated in Czech koruna.
20Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
21Notional amount denominated in South African rand.
22Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
23Interest payment received/(paid) quarterly.
24Notional amount denominated in Polish zloty.
25Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
26Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) semi-annually.
27Notional amount denominated in euro.
28Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At July 31, 2026, counterparties had deposited in segregated accounts securities with a value of $819,000 and cash of $1,440,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at July 31, 2026.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,939,513	—	2,939,513
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,285,660	1,630	1,287,290
Corporate Bonds	—	2,544,327	—	2,544,327
Floating Rate Loan Interests	—	35,338	—	35,338
Sovereign Bonds	—	1,613,462	—	1,613,462
Taxable Municipal Bonds	—	53,896	—	53,896
Temporary Cash Investments	70,562	—	—	70,562
Options Purchased	545	6,523	—	7,068
Total	71,107	8,478,719	1,630	8,551,456

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,532	—	—	6,532
Forward Currency Contracts	—	3,400	—	3,400
Swap Contracts[1]	—	7,079	—	7,079
Total	6,532	10,479	—	17,011
Liabilities
Options Written	(144)	(8,446)	—	(8,590)
Futures Contracts[1]	(18,485)	—	—	(18,485)
Forward Currency Contracts	—	(2,058)	—	(2,058)
Swap Contracts[1]	—	(8,115)	—	(8,115)
Total	(18,629)	(18,619)	—	(37,248)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.